UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2022

Date of reporting period:  March 31, 2022

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report March 31, 2022	SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

Each a series of Advisors Series Trust (the “Trust”)

	SHENKMAN CAPITAL		Institutional
	FLOATING RATE	Class F	Class
	HIGH INCOME FUND	(SFHFX)	(SFHIX)

	SHENKMAN CAPITAL				Institutional
	SHORT DURATION	Class A	Class C	Class F	Class
	HIGH INCOME FUND	(SCFAX)	(SCFCX)	(SCFFX)	(SCFIX)

c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-855-SHENKMAN (1-855-743-6562)

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER
March 31, 2022 (Unaudited)

Dear Shareholder,

Fund Overview and Performance

The Shenkman Capital Floating Rate High Income Fund (the “Fund”) seeks to generate high current income through active selection and management of investments, primarily in the leveraged loan universe, and looks to build a portfolio which seeks to maximize risk-adjusted returns. For the fiscal six months ended March 31, 2022 (the “Period”), the Fund’s institutional class shares (SFHIX) and F class shares (SFHFX) had net returns of +0.15% and +0.03%, respectively, while the S&P/LSTA Leveraged Loan Index (the “Index”) and S&P/LSTA B- and Above Leveraged Loan Index (the “B- and Above Index”) returned +0.64% and +0.75%, respectively, exhibiting positive returns in a benign credit environment and insulated from interest rate duration. This was offset by mark-to-market volatility caused by macroeconomic factors such as rising rates and higher inflation resulting from Covid-19 and the Russian/Ukraine conflict and their related impacts on global supply chains. The leveraged loan market was primarily buoyed by investors seeking floating rate instruments as a hedge against rising rates, leading to modestly positive returns for the asset class during the Period. For additional market context, during the Period, investment grade bonds, as measured by the ICE BofA U.S. Corporate Index (C0A0), returned -7.58% and the 10-year U.S. Treasury, as measured by the ICE BofA 10-year Current U.S. Treasury Index (GA10), returned -6.05%, both the sharpest six-month declines since 2008.

Index returns by rating category exhibited material differentiation during the Period, with CCC and below-rated, B-rated and BB-rated loans returning -1.26%, +0.88%, and +0.51%, respectively. The Fund captured a high percentage of the market’s upside on a loan-to-loan basis as we remained focused on selecting credits with what we believed to be better risk/reward profiles. The Fund had a significantly lower weight than the Index in riskier credit profiles, including CCC-rated/below loans. From a sector attribution standpoint, the Fund benefitted from positive selection in Leisure Goods/Activities/Movies due to the continued re-opening of the economy, and positive selection in Heath Care, while detractors included negative selection in All Telecom and Electronics/Electrical.

The Fund remains well-diversified, with investments in over 300 issuers across more than 30 industries. For liquidity purposes, we believe the Fund continues to maintain sufficient cash and other highly liquid investments, in addition to the credit line available to the Fund. As of March 31, 2022, approximately 86% of the Fund’s assets were invested in bank loans, 11% in high-yield bonds, and approximately 3% in cash.

Market Commentary

The institutional new issue loan market had issuance of $237bn of issuance during the Period, a modest slowdown from the approximately

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2022 (Unaudited)

$300bn pace of the previous semiannual period as general market volatility gave some issuers pause. Merger and acquisitions (“M&A”) and leveraged buyout (“LBO”)-related transactions were very active, which we expect to continue through much of 2022. From a demand perspective, CLO formation was robust as over $87bn of vehicles printed in the Period compared to $90bn of issuance during the last fiscal period. Retail fund inflows to the loan market remained strong due to the rising rate environment with approximately $34bn flowing into leveraged loan mutual funds during the Period. Overall, supply and demand were balanced as evidenced by the outperformance of the loan market versus fixed income peers. According to J.P. Morgan Research, the trailing twelve-month default rate at the end of March was 0.39%, down 32 basis points (“bps”) from September, and the group is forecasting a loan default rate of 0.75% in 2022 and 1.25% for 2023, well below the historical average of 3.1%.

Outlook

The last two years were largely centered on the global pandemic and subsequent reopening of global economies. However, 2022 has ushered in a new era of interest rate hikes, a Fed balance sheet winddown, rapidly rising inflation, soaring energy costs, and an armed conflict that is threatening to reverse decades of globalization as already strained supply chains become further ensnared. We view the overall market volatility as technical-driven and we continue to monitor developments on all fronts to assess the potential impacts across industries and the overall economy. Momentum should remain positive for the leveraged loan asset class as ratings upgrades continue to outpace downgrades 1.2:1, the default environment remains benign, inflows have been steady, and rates are trending upward. Corporate capital raising should provide continued support for most risk markets worldwide, and we believe the leveraged loan market offers compelling relative value, especially with the Fed poised to take more aggressive action in the coming months. We will remain vigilant and proactively manage the portfolio and trade exposures across our global platform with the goal of protecting the downside and seeking to maximize returns.

We remain constructive on the loan market overall; however, we believe credit selection will continue to drive performance differentiation this year. Recent bouts of volatility have led to increased dispersion between better quality and riskier credits after a period of significant compression. Therefore, we remain cautious as we constantly review the relative value of our positions. Our core philosophy remains the preservation of capital and to strive to deliver, or beat, market returns throughout the cycle with a lower risk profile. As always, as a conservative asset manager, we intend to remain defensively positioned in our portfolios and will seek to take advantage of market dislocations only in creditworthy, Shenkman-approved issuers in both the primary and secondary markets.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2022 (Unaudited)

Thank you again for your continued support and trust in the Fund. We look forward to growing with you.

Sources

LCD Quarterly Review (LSTA website)
S&P LCD website (www.lcdcomps.com)
JPM Default Monitor
S&P LSTA Leveraged Loan Index Factsheet

Important Information

The Shenkman Group of Companies (the “Shenkman Group”) consists of Shenkman Capital Management, Inc., and its affiliates and subsidiaries, including, without limitation, Shenkman Capital Management Ltd, Romark Credit Advisors LP, and Romark CLO Advisors LLC.

Shenkman Capital Management, Inc. (“Shenkman” or “Shenkman Capital”) is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”). Romark Credit Advisors LP is also registered as an investment adviser with the SEC and Romark CLO Advisors LLC is registered as a relying adviser of Romark Credit Advisors LP (together, “Romark”). Shenkman Capital Management Ltd is a wholly-owned subsidiary of Shenkman Capital Management, Inc. and is authorized and regulated by the U.K. Financial Conduct Authority. Such registrations do not imply any specific skill or training.

Unless otherwise stated, all information and characteristics presented herein are based on the Shenkman Group’s internal records and valuation. The information and opinions expressed herein are provided for informational purposes only. The information is not intended to be, and should not be construed as, impartial investment advice, an offering of investment advisory services or an offer to sell or a solicitation to buy any securities in any jurisdiction, including without limitation any interest of an investment fund or vehicle managed by the Shenkman Group. Any offer to sell or any solicitation to buy securities of an investment fund or vehicle managed by the Shenkman Group will be made only by means of the Prospectus or Offering Memorandum relating to that fund or vehicle. The information is expressly qualified in its entirety by reference to any such Prospectus or Offering Memorandum. The information provided herein is not intended to be, and should not be, considered as a substitute for reviewing such documents carefully. To the extent of any inconsistency or discrepancy between any such Prospectus or Offering Memorandum and this presentation, the Prospectus or Offering Memorandum shall control. All interests in securities of any fund or vehicle shall not be offered or sold in any jurisdiction in which such an offer, solicitation or sale would be unlawful or would require registration or disclosure until the requirements of the laws, rules and regulations of such jurisdiction have been satisfied. It is the responsibility of every person reading this material to satisfy oneself as to the full observance of any laws of any relevant jurisdiction applicable to such person, including obtaining any governmental or other consent which may be required or observing any other formality which needs to be observed in such jurisdiction.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2022 (Unaudited)

These materials do not undertake to explain all of the risks associated with any investment strategy referred to herein. No person or entity should invest in any strategy referred to herein unless satisfied that it (or its investment representative) has asked for and received all information that would enable it (or them) to evaluate the merits and risks thereof. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

The inclusion of any particular investment(s) or transaction(s) in this presentation is not intended to represent, and should not be interpreted to imply, a past or current specific recommendation to purchase or sell an investment, and is not necessarily a list of all the purchases or sales effected during the stated period. There is no assurance that any positions discussed herein will remain in any portfolio for any length of time. The price or value of any investment is current only as of the date reflected and is subject to change. It should not be assumed that any of the holdings or transactions discussed herein were or will prove to be profitable, or that the investment recommendations or decisions made in the future will be profitable or will equal the investment performance of the investments discussed herein.

Mutual fund investing involves risk. Principal loss is possible. There can be no assurance that the Fund will achieve its stated objective. In addition to the normal risks associated with investing, bonds and bank loans, and the funds that invest in them are subject to interest rate risk and can be expected to decline in value as interest rates rise. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management, and the risk that a position could not be closed when most advantageous. Leverage may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the fund to be more volatile than if leverage was not used.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.

Third-party information contained in this presentation was obtained from sources that the Shenkman Group considers to be reliable; however, no representation is made as to, and no responsibility, warranty or liability is accepted for, the accuracy, adequacy completeness, timeliness or availability of such information, including ratings. The Shenkman Group is not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such content. THE SHENKMAN GROUP DOES NOT GIVE ANY EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. THE SHENKMAN GROUP SHALL NOT BE LIABLE FOR ANY DIRECT, INDIRECT, INCIDENTAL, EXEMPLARY, COMPENSATORY, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, COSTS, EXPENSES, LEGAL FEES, OR LOSSES (INCLUDING LOST INCOME OR PROFITS AND OPPORTUNITY COSTS OR LOSSES CAUSED BY NEGLIGENCE) IN CONNECTION WITH ANY USE OF SUCH THIRD-PARTY CONTENT.

Any information in these materials from ICE Data Indices, LLC (“ICE BofA”) was used with permission. ICE BofA PERMITS USE OF THE ICE BofA INDICES AND RELATED

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2022 (Unaudited)

DATA ON AN “AS IS” BASIS, MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE ICE BofA INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THE USE OF THE FOREGOING, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND THE SHENKMAN GROUP, OR ANY OF ITS PRODUCTS OR SERVICES.

Copyright 2020, S&P Global Market Intelligence and its affiliates as applicable. Reproduction of any information, data or materials, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant third party. Such party, its affiliates and suppliers (“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the suitability of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

Copyright 2020, S&P Global Market Intelligence and its affiliates as applicable. The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Global Market Intelligence (“S&P”) and is licensed for use by Shenkman Capital Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

References to indices are for information purposes only. The Shenkman Group believes that any indices discussed herein are broad market indices and are indicative of the type of investments that the Shenkman Group may purchase, but may contain different securities than those held in the Shenkman Group portfolios managed pursuant to the strategies described herein. The indices have not been selected to represent an appropriate benchmark. The strategies referred to herein are not designed to mimic the investments on which any index is based. The indices are unmanaged and not available for direct investment and do not reflect deductions for fees or expenses.

The S&P/LSTA Leveraged Loan Index is a market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon weightings, spreads and interest payments.

The S&P/LSTA U.S. B- Rating & Above Loan Index tracks the current outstanding balance and spread over LIBOR for fully funded institutional term loans that are rated

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2022 (Unaudited)

B- or above and syndicated to U.S. loan investors. The S&P/LSTA U.S. B- Rating & Above Loan Index is unmanaged, not available for direct investment and does not reflect deductions for fees or expenses.

The ICE BofA U.S. Corporate Index (C0A0) has an inception date of December 31, 1972, and tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market.

The ICE BofA Current 10-Year U.S. Treasury Index (GA10) is a one security index comprised of the most recently issued 10-year U.S. Treasury Note.

You cannot invest directly in an index.

Basis points (bps) are equivalent to one-one hundredths of a percentage point.

Credit quality weights by rating are derived from the highest bond rating as determined by S&P, Moody’s or Fitch. Bond ratings are grades given to bonds that indicate their credit quality as determined by private independent rating services such as Standard & Poor’s or Moody’s and Fitch. These firms evaluate a bond issuer’s financial strength, or its ability to pay a bond’s principal and interest in a timely fashion. Ratings are expressed as letters ranging from ‘AAA’, which is the highest grade, to ‘D’, which is the lowest grade. In limited situations when none of the three rating agencies have issued a formal rating, the Advisor will classify the security as nonrated.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Beta is a measure of the volatility of a security or portfolio in relation to the overall market.

Spread is the percentage point difference between yields of various classes of bonds compared to treasury bonds.

Yield refers to the earnings generated and realized on an investment over a particular period of time. It is expressed as a percentage based on the invested amount, current market value, or face value of the security. It includes the interest earned or dividends received from holding a particular security. Depending on the valuation (fixed vs. fluctuating) of the security, yields may be classified as known or anticipated.

Shenkman Capital does not provide tax or legal advice. This material is not intended to replace the advice of a qualified tax advisor, accountant, or attorney. All decisions regarding the tax or legal implications of any investment should be made in consultation with your independent tax or legal advisor.

The data, information, and opinions contained herein are current and/or accurate as of the date stated or the date of this presentation, whichever is later; Shenkman Capital is under no obligation to update any data, information, or opinions contained herein.

These materials are confidential and not for distribution without the Shenkman Group’s prior consent. SHENKMAN®, SHENKMAN CAPITAL®, and other Shenkman trademarks and logos used herein are registered trademarks of Shenkman Capital Management, Inc. ROMARK®, ROMARK CLO ADVISORS®, and other Romark trademarks and logos used herein are registered trademarks of Romark Credit Advisors LP and/or Romark CLO Advisors LLC. All rights reserved.

The Shenkman Capital Floating Rate High Income Fund is distributed by Quasar Distributors, LLC, which is not affiliated with Shenkman Capital Management, Inc.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER
March 31, 2022 (Unaudited)

Dear Shareholder,

During the fiscal six months ended March 31, 2022 (the “Period”), the Shenkman Capital Short Duration High Income Fund (the “Fund”) continued to seek a high level of current income by focusing on investments within the non-investment grade universe believed to be high-quality yet short duration. The Fund’s Institutional Class shares (SCFIX) returned -0.57% for the Period and ended the Period with a duration-to-worst of 1.62 years and average final maturity of 3.35 years. The Fund’s Class A shares returned -0.72% (without sales load) and -3.68% (with maximum sales load imposed on purchases of 3.00%), and the Class F shares returned -0.71%. Additionally, the Class C shares returned -1.09% (without sales load) and -2.07% (with maximum deferred sales load of 1.00%). The Fund’s benchmark, the ICE BofA 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C), returned -0.46% for the Period, while the ICE BofA 0-3 Year U.S. Treasury Index (G1QA) returned -2.07%.

In looking at the Fund’s performance relative to the benchmark, negative security selection in double-B rated credits and final maturities below 3 years were detractors to relative performance, while allocation to bonds with maturities above 5 years and triple-C rated credits were contributors to relative performance. On a sector basis, lack of Oil & Gas exposure and negative selection in Consumer Staples Discretionary were the largest detractors from relative performance while positive selection in Healthcare and Industrials were the largest contributors to relative performance. The Fund’s sector positioning is largely a function of its focus on bottom-up, individual security selection and fundamental analysis, as opposed to top-down, industry-driven allocations. At period end, Healthcare was the Fund’s largest exposure at 14.51% of the portfolio, followed by the Leisure, Gaming, Travel and Industrials sectors occupying the second and third largest holdings at 13.87% and 12.82%, respectively. We believe the Healthcare sector is among the more stable and defensive sectors given its stable/recurring revenues, lower economic sensitivity, solid free cash flow generation, and strong asset coverage. The Leisure, Gaming, Travel sector captures a wide range of sub-industries including casinos, gaming technology services and products, cruise lines, hotels/resorts, REITs, theme parks, online travel research, and fast food and casual restaurants and franchisors. While many of these sectors have been more sensitive to the pandemic, they also could benefit from a return to prior activity levels. The Industrials sector exposure also captures a wide range of sub-industries and holdings that are broadly diversified and include service companies with attractive business models and competitive positions. Additionally, we have intentionally avoided the Oil & Gas sector given the unfavorable risk/reward for shorter maturities in the space and the asymmetric downside volatility associated with the violent and uncontrollable swings in commodity prices. The Fund’s exposure to bank loans was a modest contributor to relative performance as bank loans outperformed benchmark returns as well as the

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2022 (Unaudited)

Fund’s bond performance. During the Period, the Fund’s bank loan weighting increased modestly from 3.01% to 3.60%. As of March 31, 2022, the Fund’s average price was $101.60, with a current yield of 5.99%, yield-to-maturity of 5.65%, and a yield-to-worst of 4.73%. The SEC 30-Day Subsidized and Unsubsidized Yields for the Institutional share class were 4.22% and 4.21%, respectively. As we believe diversification remains a key factor in helping to mitigate risk, the portfolio was well-diversified, with investments in 188 issuers across 15 sectors as of March 31, 2022.

Market Commentary

The broader high yield market, as measured by the ICE BofA U.S. High Yield Index (H0A0), fell 3.89% during the Period while investment grade corporates, as measured by ICE BofA U.S. Corporate Index (C0A0), fell 7.58%, as both witnessed a dramatic series of events that propelled most fixed income markets lower.  Major headlines impacting the markets came in November with the Fed’s sharp pivot to more hawkish rhetoric and new concerns over the Omicron variant causing widespread shutdowns. More significant changes in the market began to occur in January and accelerated in March as soaring inflation continued to rise and government interest rates in the U.S. and Europe shifted significantly. The invasion of Ukraine in late February increased volatility and led to further spikes in inflation, most prominently in commodities. The biggest impact on markets was an 85 basis points (“bps”) increase in the 10-year U.S. Treasury over the six-month period March 31, 2022, ending at 2.34%. The U.S. Treasury market not only faced liquidity constraints, but suffered the largest quarterly decline since 1980 to start 2022. Concurrently, oil prices surged above $100 per barrel as the S&P Goldman Sachs Commodity Index (S&P GSCI) leaped 29%, the highest quarterly gain since 1990. Higher-rated credits were pressured by rising rates throughout the period, evidenced by underperformance of BB-rated bonds which declined 4.69% in the period. By duration, all duration tiers posted negative returns. However, the shortest duration tiers outperformed longer duration tiers. New issue supply remained heavy in October ($30.2B) and November ($32.4B), but materially slowed in December ($11.5B) and leading into the first quarter of 2022.  High yield bonds new issuance in the first quarter was the lowest since 4Q-18 as issuers assessed recent rate volatility and geopolitical instability. Just $46.5 billion in new high yield bonds came to market compared to $158.8 billion during the same period last year, according to J.P. Morgan Research. Counterbalancing these negative factors has been an environment in which company balance sheets appear strong, the percentage of debt maturities through 2023 is low, credit rating upgrades have outpaced downgrades, and default activity has remained limited. Therefore, despite the negative pressures from rates and concerns over the impact of the Ukraine situation, credit risk has appeared to only be minimally affected and default activity remained a non-factor.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2022 (Unaudited)

According to JP Morgan Research, the 12-month trailing, par-weighted U.S. high-yield default rate decreased 1bp in March to 0.23%, the lowest default rate on record and down 457bp from 4.80% at the end of March 2021. We believe the high yield bond market has shown great resilience compared to the investment grade asset class.

Market Outlook

Looking forward, the coming months appear likely to continue to be influenced by rising rates and inflation concerns. Structurally, the higher coupon and shorter duration of high yield bonds relative to various other asset classes has allowed the high yield bond market to fare well compared to many other fixed income asset classes. In addition, credit concerns for now are still relatively low for leveraged debt given the low level of defaults and upcoming debt maturities and high level of credit rating upgrades. However, the market is still likely to see increased volatility as rising prices and costs may pressure margins and overall demand, which may cause greater differentiation in the performance of individual securities. We believe the higher-quality short duration segment of the high yield market remains well positioned as a lower volatility solution with the ability to capture attractive risk-adjusted returns.

Thank you again for your continued support and trust in the Fund. We look forward to growing with you.

Important Information

The Shenkman Group of Companies (the “Shenkman Group”) consists of Shenkman Capital Management, Inc., and its affiliates and subsidiaries, including, without limitation, Shenkman Capital Management Ltd, Romark Credit Advisors LP, and Romark CLO Advisors LLC.

Shenkman Capital Management, Inc. (“Shenkman” or “Shenkman Capital”) is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”). Romark Credit Advisors LP is also registered as an investment adviser with the SEC and Romark CLO Advisors LLC is registered as a relying adviser of Romark Credit Advisors LP (together, “Romark”). Shenkman Capital Management Ltd is a wholly-owned subsidiary of Shenkman Capital Management, Inc. and is authorized and regulated by the U.K. Financial Conduct Authority. Such registrations do not imply any specific skill or training.

Unless otherwise stated, all information and characteristics presented herein are based on the Shenkman Group’s internal records and valuation. The information and opinions expressed herein are provided for informational purposes only. The information is not intended to be, and should not be construed as, impartial investment advice, an offering of investment advisory services or an offer to sell or a solicitation to buy any securities in any jurisdiction, including without limitation any

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2022 (Unaudited)

interest of an investment fund or vehicle managed by the Shenkman Group. Any offer to sell or any solicitation to buy securities of an investment fund or vehicle managed by the Shenkman Group will be made only by means of the Prospectus or Offering Memorandum relating to that fund or vehicle. The information is expressly qualified in its entirety by reference to any such Prospectus or Offering Memorandum. The information provided herein is not intended to be, and should not be, considered as a substitute for reviewing such documents carefully. To the extent of any inconsistency or discrepancy between any such Prospectus or Offering Memorandum and this presentation, the Prospectus or Offering Memorandum shall control. All interests in securities of any fund or vehicle shall not be offered or sold in any jurisdiction in which such an offer, solicitation or sale would be unlawful or would require registration or disclosure until the requirements of the laws, rules and regulations of such jurisdiction have been satisfied. It is the responsibility of every person reading this material to satisfy oneself as to the full observance of any laws of any relevant jurisdiction applicable to such person, including obtaining any governmental or other consent which may be required or observing any other formality which needs to be observed in such jurisdiction.

These materials do not undertake to explain all of the risks associated with any investment strategy referred to herein. No person or entity should invest in any strategy referred to herein unless satisfied that it (or its investment representative) has asked for and received all information that would enable it (or them) to evaluate the merits and risks thereof. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. There can be no assurance that the Fund will achieve its stated objective. In addition to the normal risks associated with investing, bonds and bank loans, and the funds that invest in them are subject to interest rate risk and can be expected to decline in value as interest rates rise. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management, and the risk that a position could not be closed when most advantageous. Leverage may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the fund to be more volatile than if leverage was not used.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.

Any information in these materials from ICE Data Indices, LLC (“ICE BofA”) was used with permission. ICE BofA PERMITS USE OF THE ICE BofA INDICES AND RELATED DATA ON AN “AS IS” BASIS, MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE ICE BofA INDICES OR ANY DATA INCLUDED IN, RELATED

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2022 (Unaudited)

TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THE USE OF THE FOREGOING, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND THE SHENKMAN GROUP, OR ANY OF ITS PRODUCTS OR SERVICES.

References to indices are for information purposes only. The Shenkman Group believes that any indices discussed herein are broad market indices and are indicative of the type of investments that the Shenkman Group may purchase, but may contain different securities than those held in the Shenkman Group portfolios managed pursuant to the strategies described herein. The indices have not been selected to represent an appropriate benchmark. The strategies referred to herein are not designed to mimic the investments on which any index is based. The indices are unmanaged and not available for direct investment and do not reflect deductions for fees or expenses.

The ICE BofA 0-2 Year Duration BB-B U.S. High Yield Constrained Index (H42C) contains all securities in The ICE BofA U.S. High Yield Index rated BB1 through B3 and with a duration-to-worst less than two years, but caps issuer exposure at 2%.

The ICE BofA U.S. High Yield Index (H0A0) tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

The ICE BofA U.S. Treasuries 0-3 year Index (G1QA) is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of less than three years.

The ICE BofA U.S. Corporate Index (C0A0) has an inception date of December 31, 1972, and tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market.

You cannot invest directly in an index.

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years.

Duration-to-worst is the duration of a bond computed using either the final maturity date, or a call date within the bond’s call schedule, whichever would result in the lowest yield to the investor.

Current Yield is the annual income (interest or dividends) divided by the current price of the security. This measure looks at the current price of a bond instead of its face value and represents the return an investor would expect if he or she purchased the bond and held it for a year. This measure is not an accurate reflection of the actual return that an investor will receive in all cases because bond and stock prices are constantly changing due to market factors.

Yield-to-Maturity (YTM) is the rate of return anticipated on a bond if held until the end of its lifetime. YTM is considered a long-term bond yield expressed as an annual rate. The YTM calculation takes into account the bond’s current market price, par value, coupon interest rate and time to maturity. It is also assumed that all coupon payments are reinvested at the same rate as the bond’s current yield. YTM is a complex but accurate calculation of a bond’s return that helps investors compare bonds with different maturities and coupons.

Yield-to-worst is the lowest potential yield that can be received on a bond without the issuer actually defaulting.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2022 (Unaudited)

30-Day SEC Yield (Subsidized/Unsubsidized): Represents net investment income earned by a fund over a 30-day period, expressed as an annual percentage rate based on the fund’s share price at the end of the 30-day period.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Credit quality weights by rating are derived from the highest bond rating as determined by S&P, Moody’s or Fitch. Bond ratings are grades given to bonds that indicate their credit quality as determined by private independent rating services such as Standard & Poor’s or Moody’s and Fitch. These firms evaluate a bond issuer’s financial strength, or its ability to pay a bond’s principal and interest in a timely fashion. Ratings are expressed as letters ranging from ‘AAA’, which is the highest grade, to ‘D’, which is the lowest grade. In limited situations when none of the three rating agencies have issued a formal rating, the Advisor will classify the security as nonrated.

Free cash flow represents the cash a company generates after accounting for cash outflow to support operations and maintain its capital assets.

Spread is the percentage point difference between yields of various classes of bonds compared to treasury bonds.

Basis points (bps) are equivalent to one-one hundredths of a percentage point.

Beta measures the sensitivity of rates of return on a fund to general market moments.

Shenkman Capital does not provide tax or legal advice. This material is not intended to replace the advice of a qualified tax advisor, accountant, or attorney. All decisions regarding the tax or legal implications of any investment should be made in consultation with your independent tax or legal advisor.

The data, information, and opinions contained herein are current and/or accurate as of the date stated or the date of this presentation, whichever is later; Shenkman Capital is under no obligation to update any data, information, or opinions contained herein.

These materials are confidential and not for distribution without the Shenkman Group’s prior consent. SHENKMAN®, SHENKMAN CAPITAL®, and other Shenkman trademarks and logos used herein are registered trademarks of Shenkman Capital Management, Inc. ROMARK®, ROMARK CLO ADVISORS®, and other Romark trademarks and logos used herein are registered trademarks of Romark Credit Advisors LP and/or Romark CLO Advisors LLC. All rights reserved.

The Shenkman Capital Short Duration High Income Fund is distributed by Quasar Distributors, LLC., which is not affiliated with Shenkman Capital Management, Inc.

SHENKMAN CAPITAL FUNDS

EXPENSE EXAMPLE
March 31, 2022 (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs including sales charges (loads), if applicable; redemption fees, if applicable; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from October 1, 2021 to March 31, 2022.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only and will not help you determine the

SHENKMAN CAPITAL FUNDS

EXPENSE EXAMPLE – Continued
March 31, 2022 (Unaudited)

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
Shenkman Capital Floating Rate High Income Fund
Actual
Class F	$1,000.00	$1,000.30	$2.79
Institutional Class	$1,000.00	$1,001.50	$2.69

Hypothetical (5% return
before expenses)
Class F	$1,000.00	$1,022.14	$2.82
Institutional Class	$1,000.00	$1,022.24	$2.72

(1)
Shenkman Capital Floating Rate High Income Fund – Class F and Institutional Class expenses are equal to the Fund shares’ annualized expense ratio of 0.56% and 0.54%, respectively, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the six-month period of operation). The Fund’s ending account values in the table are based on its six-month total return of 0.03% for Class F and 0.15% for the Institutional Class as of March 31, 2022.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(2)
Shenkman Capital Short Duration High Income Fund
Actual
Class A	$1,000.00	$ 992.80	$4.77
Class C	$1,000.00	$ 989.10	$8.43
Class F	$1,000.00	$ 992.90	$3.68
Institutional Class	$1,000.00	$ 994.30	$3.23
Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,020.14	$4.84
Class C	$1,000.00	$1,016.45	$8.55
Class F	$1,000.00	$1,021.24	$3.73
Institutional Class	$1,000.00	$1,021.69	$3.28

(2)
Shenkman Capital Short Duration High Income Fund – Class A, Class C, Class F, and Institutional Class expenses are equal to the Fund shares’ annualized expense ratio of 0.96%, 1.70%, 0.74% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the six-month period of operation). The Fund’s ending account values in the table are based on its six-month total return of -0.72% for Class A, -1.09% for Class C, -0.71% for Class F, and -0.57% for the Institutional Class as of March 31, 2022.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

PORTFOLIO ALLOCATION
March 31, 2022 (Unaudited)

% Net
TOP TEN HOLDINGS	Assets
Stars Group Holdings B.V., Senior Secured First Lien Term Loan
3.256% (3 Month LIBOR USD + 2.25%), 07/21/2026	1.15%
Lumen Technologies, Inc., Senior Secured First Lien Term Loan
2.707% (1 Month LIBOR USD + 2.25%), 03/15/2027	1.10%
Asurion, LLC, Senior Secured First Lien Term Loan
3.707% (1 Month LIBOR USD + 3.25%), 12/23/2026	1.04%
Almonde, Inc., Senior Secured First Lien Term Loan
4.50% (6 Month LIBOR USD + 3.50%, 1.000% Floor), 06/13/2024	0.93%
Connect U.S. Finco, LLC, Senior Secured First Lien Term Loan
4.50% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 12/11/2026	0.83%
ABG Intermediate Holdings 2, LLC, Senior Secured First Lien Term Loan
4.00% (3 Month LIBOR USD + 3.25%, 0.750% Floor), 09/27/2024	0.79%
Hyland Software, Inc., Senior Secured First Lien Term Loan
4.25% (1 Month LIBOR USD + 3.50%, 0.750% Floor), 07/01/2024	0.76%
TIBCO Software, Inc., Senior Secured First Lien Term Loan
4.21% (1 Month LIBOR USD + 3.75%), 06/30/2026	0.75%
Playtika Holding Corp., Senior Secured First Lien Term Loan
3.207% (1 Month LIBOR USD + 2.75%), 03/13/2028	0.75%
William Morris Endeavor Entertainment, LLC, Senior Secured First
Lien Term Loan, 2.96% (1 Month LIBOR USD + 2.75%), 05/16/2025	0.74%

The portfolio’s holdings and allocations are subject to change.  The top ten holdings presented exclude the money market fund. The percentages are of total net assets as of March 31, 2022.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57%

Aerospace & Defense – 0.90%
Peraton Corp.,
Senior Secured First Lien Term Loan
4.50% (1 Month LIBOR USD + 3.75%,
0.750% Floor), 02/01/2028 (a)	$2,355,363	$2,343,586
Transdigm, Inc.,
Senior Secured First Lien Term Loan
2.707% (1 Month LIBOR USD + 2.25%),
08/22/2024 (a)	527,760	521,232
		2,864,818

Auto Retail – 0.56%
CWGS Group, LLC, Senior Secured
First Lien Term Loan 3.25%
(1 Month LIBOR USD + 2.50%,
0.750% Floor), 06/05/2028 (a)	748,719	722,049
Mavis Tire Express Services Topco Corp.,
Senior Secured First Lien Term Loan
4.75% (3 Month LIBOR USD + 4.00%,
0.750% Floor), 05/04/2028 (a)	1,075,885	1,071,700
		1,793,749

Automotive – 0.92%
Adient U.S., LLC,
Senior Secured First Lien Term Loan
3.459% (1 Month LIBOR USD + 3.25%),
04/10/2028 (a)	710,630	700,859
Clarios Global, L.P.,
Senior Secured First Lien Term Loan
3.707% (1 Month LIBOR USD + 3.25%),
04/30/2026 (a)	642,510	635,443
LS Group Opco Acquisition, LLC,
Senior Secured First Lien Term Loan
4.00% (6 Month LIBOR USD + 3.25%,
0.750% Floor), 11/02/2027 (a)	1,007,250	1,000,955

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Automotive – 0.92% – Continued
LTI Holdings, Inc.,
Senior Secured First Lien Term Loan
3.957% (1 Month LIBOR USD + 3.50%),
09/08/2025 (a)	$607,950	$595,283
		2,932,540

Building Products – 2.30%
Core & Main Holding, L.P.,
Senior Secured First Lien Term Loan
2.947% (1 Month LIBOR USD + 2.50%),
07/27/2028 (a)	710,291	705,852
Cornerstone Building Brands, Inc.,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 04/12/2028 (a)	758,058	735,631
CPG International, Inc.,
Senior Secured First Lien Term Loan
3.25% (12 Month LIBOR USD + 2.50%,
0.750% Floor), 05/06/2024 (a)	1,111,519	1,104,155
Griffon Corp., Senior Secured
First Lien Term Loan 3.267%
(3 Month SOFR USD + 2.75%,
0.500% Floor), 01/24/2029 (a)	1,276,000	1,264,835
QUIKRETE Holdings, Inc.
Senior Secured First Lien Term Loan
2.709% (1 Month LIBOR USD + 2.50%),
02/01/2027 (a)	1,395,247	1,364,586
Senior Secured First Lien Term Loan
3.468% (1 Month LIBOR USD + 3.00%),
06/11/2028 (a)	1,145,000	1,126,474
TAMKO Building Products, LLC
Senior Secured First Lien Term Loan
3.299% (3 Month LIBOR USD + 3.00%),
05/29/2026 (a)	195,810	192,342
Senior Secured First Lien Term Loan
3.508% (3 Month LIBOR USD + 3.00%),
05/29/2026 (a)	96,285	94,580

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Building Products – 2.30% – Continued
TAMKO Building Products, LLC – Continued
Senior Secured First Lien Term Loan
4.006% (3 Month LIBOR USD + 3.00%),
05/29/2026 (a)	$92,968	$91,322
VC GB Holdings I Corp.,
Senior Secured First Lien Term Loan
4.506% (3 Month LIBOR USD + 3.50%,
0.500% Floor), 07/21/2028 (a)	661,343	641,029
		7,320,806

Chemicals – 3.72%
Alpha 3 B.V.,
Senior Secured First Lien Term Loan
3.00% (1 Month LIBOR USD + 2.50%,
0.500% Floor), 03/17/2028 (a)	645,125	638,754
Colouroz Midco
Senior Secured First Lien Term Loan
5.25% (1 Month LIBOR USD + 4.25%,
1.000% Floor), 09/21/2023 (a)	96,814	92,458
Senior Secured First Lien Term Loan
5.25% (3 Month LIBOR USD + 4.25%,
1.000% Floor), 09/21/2023 (a)	1,525	1,456
Senior Secured First Lien Term Loan
5.25% (1 Month LIBOR USD + 4.25%,
1.000% Floor), 09/21/2023 (a)	585,646	559,292
Senior Secured First Lien Term Loan
5.25% (3 Month LIBOR USD + 4.25%,
1.000% Floor), 09/21/2023 (a)	9,224	8,809
HB Fuller Co.,
Senior Secured First Lien Term Loan
2.449% (1 Month LIBOR USD + 2.00%),
10/21/2024 (a)	190,359	189,987
Ineos U.S. Finance, LLC,
Senior Secured First Lien Term Loan
3.00% (1 Month LIBOR USD + 2.50%,
0.500% Floor), 11/06/2028 (a)	720,000	706,950

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Chemicals – 3.72% – Continued
LSF11 A5 Holdco, LLC,
Senior Secured First Lien Term Loan
4.00% (1 Month SOFR USD + 3.50%,
0.500% Floor), 10/16/2028 (a)	$460,004	$454,311
LSF11 Skyscraper Holdco S.A.R.L.,
Senior Secured First Lien Term Loan
4.25% (3 Month LIBOR USD + 3.50%,
0.750% Floor), 09/29/2027 (a)	1,520,971	1,517,177
Lummus Technology Holdings V, LLC,
Senior Secured First Lien Term Loan
3.957% (1 Month LIBOR USD + 3.50%),
06/30/2027 (a)	984,370	953,613
Olympus Water U.S. Holding Corp.,
Senior Secured First Lien Term Loan
4.25% (1 Month LIBOR USD + 3.75%,
0.500% Floor), 11/09/2028 (a)	673,551	657,346
Orion Engineered Carbons GmbH,
Senior Secured First Lien Term Loan
3.256% (3 Month LIBOR USD + 2.25%,
0.500% Floor), 09/22/2028 (a)	286,560	282,680
PMHC II, Inc.
Senior Secured First Lien Term Loan
4.50% (1 Month LIBOR USD + 3.50%,
1.000% Floor), 03/31/2025 (a)	139,443	138,687
Senior Secured First Lien Term Loan
4.50% (3 Month LIBOR USD + 3.50%,
1.000% Floor), 03/31/2025 (a)	321,357	319,615
Senior Secured First Lien Term Loan
4.491%, 03/31/2029 (a)(g)	1,828,881	1,749,627
Polar U.S. Borrower, LLC,
Senior Secured First Lien Term Loan
4.874% (3 Month LIBOR USD + 4.75%),
10/15/2025 (a)	1,059,474	1,030,339
PQ Corp.
Senior Secured First Lien Term Loan
3.00% (1 Month LIBOR USD + 2.50%,
0.500% Floor), 06/09/2028 (a)	258,131	255,549

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Chemicals – 3.72% – Continued
PQ Corp. – Continued
Senior Secured First Lien Term Loan
3.00% (3 Month LIBOR USD + 2.50%,
0.500% Floor), 06/09/2028 (a)	$98,177	$97,195
PQ Performance Chemicals,
Senior Secured First Lien Term Loan
4.25% (3 Month LIBOR USD + 3.50%,
0.750% Floor), 08/02/2028 (a)	527,678	522,401
Spectrum Holdings III Corp.,
Senior Secured First Lien Term Loan
4.256% (3 Month LIBOR USD + 3.25%,
1.000% Floor), 01/31/2025 (a)	711,984	686,872
Tronox Finance, LLC
Senior Secured First Lien Term Loan
2.474% (3 Month LIBOR USD + 2.25%),
03/10/2028 (a)	346,154	341,829
Senior Secured First Lien Term Loan
2.707% (1 Month LIBOR USD + 2.25%),
03/10/2028 (a)	70,154	69,277
W.R. Grace Holdings, LLC,
Senior Secured First Lien Term Loan
4.813% (3 Month LIBOR USD + 3.75%,
0.500% Floor), 09/22/2028 (a)	567,578	564,473
		11,838,697
Commercial Services – 6.34%
AlixPartners, LLP,
Senior Secured First Lien Term Loan
3.25% (1 Month LIBOR USD + 2.75%,
0.500% Floor), 02/04/2028 (a)	1,427,792	1,408,602
Allied Universal Holdco, LLC,
Senior Secured First Lien Term Loan
4.25% (1 Month LIBOR USD + 3.75%,
0.500% Floor), 05/12/2028 (a)	2,032,508	2,004,012
Apex Group Treasury, LLC
Senior Secured First Lien Term Loan
4.25%, 07/27/2028 (a)(g)	548,000	544,235

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Commercial Services – 6.34% – Continued
Apex Group Treasury, LLC – Continued
Senior Secured First Lien Term Loan
4.756% (3 Month LIBOR USD + 3.75%,
0.500% Floor), 07/27/2028 (a)	$710,430	$705,549
Camelot U.S. Acquisition 1 Co.
Senior Secured First Lien Term Loan
3.457% (1 Month LIBOR USD + 3.00%),
10/30/2026 (a)	787,603	780,550
Senior Secured First Lien Term Loan
4.00% (1 Month LIBOR USD + 3.00%,
1.000% Floor), 10/30/2026 (a)	2,200,626	2,185,046
Corelogic, Inc.,
Senior Secured First Lien Term Loan
4.00% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 06/02/2028 (a)	1,036,790	1,027,075
Deerfield Dakota Holding, LLC,
Senior Secured First Lien Term Loan
4.75% (1 Month LIBOR USD + 3.75%,
1.000% Floor), 04/09/2027 (a)	1,345,459	1,340,554
Dun & Bradstreet Corp.,
Senior Secured First Lien Term Loan
3.697% (1 Month LIBOR USD + 3.25%),
02/06/2026 (a)	1,844,388	1,830,389
EAB Global, Inc.,
Senior Secured First Lien Term Loan
4.00% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 08/16/2028 (a)	855,855	848,580
Garda World Security Corp.
Senior Secured First Lien Term Loan
4.71% (1 Month LIBOR USD + 4.25%),
10/30/2026 (a)	575,876	570,325
Senior Secured First Lien Term Loan
4.567% (1 Month SOFR USD + 4.25%),
02/01/2029 (a)	500,000	496,250

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Commercial Services – 6.34% – Continued
GI Consilio Parent, LLC,
Senior Secured First Lien Term Loan
4.50% (1 Month LIBOR USD + 4.00%,
0.500% Floor), 05/12/2028 (a)	$297,730	$294,799
Indy U.S. BIDCO, LLC,
Senior Secured First Lien Term Loan
4.207% (1 Month LIBOR USD + 3.75%),
03/06/2028 (a)	843,501	836,226
INEOS U.S. Petrochem, LLC,
Senior Secured First Lien Term Loan
3.25% (1 Month LIBOR USD + 2.75%,
0.500% Floor), 01/29/2026 (a)	496,250	488,372
IRI Holdings, Inc.,
Senior Secured First Lien Term Loan
4.707% (1 Month LIBOR USD + 4.25%),
12/01/2025 (a)	1,761,174	1,757,132
KAR Auction Services, Inc.,
Senior Secured First Lien Term Loan
2.75% (1 Month LIBOR USD + 2.25%),
09/21/2026 (a)	656,332	652,230
Pre-Paid Legal Services, Inc.,
Senior Secured First Lien Term Loan
4.25% (3 Month LIBOR USD + 3.75%,
0.500% Floor), 12/15/2028 (a)	713,000	705,350
Tempo Acquisition, LLC,
Senior Secured First Lien Term Loan
3.207% (1 Month LIBOR USD + 2.75%),
05/01/2024 (a)	199,132	198,286
Trans Union, LLC,
Senior Secured First Lien Term Loan
2.75% (1 Month LIBOR USD + 2.25%,
0.500% Floor), 12/01/2028 (a)	1,530,594	1,521,663
		20,195,225

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Construction & Engineering – 1.41%
Amentum Government Services Holdings, LLC
Senior Secured First Lien Term Loan
3.957% (1 Month LIBOR USD + 3.50%),
02/01/2027 (a)	$940,253	$931,629
Senior Secured First Lien Term Loan
4.50% (3 Month SOFR USD + 4.00%,
0.500% Floor), 02/15/2029 (a)	322,246	320,232
Senior Secured First Lien Term Loan
4.777% (6 Month SOFR USD + 4.00%,
0.500% Floor), 02/15/2029 (a)	362,754	360,487
American Residential Services, LLC,
Senior Secured First Lien Term Loan
4.506% (3 Month LIBOR USD + 3.50%,
0.750% Floor), 10/15/2027 (a)	670,513	662,969
Api Group, Inc.,
Senior Secured First Lien Term Loan
2.957% (1 Month LIBOR USD + 2.50%),
10/01/2026 (a)	556,066	550,623
Brand Industrial Services, Inc.
Senior Secured First Lien Term Loan
5.25% (3 Month LIBOR USD + 4.25%,
1.000% Floor), 06/21/2024 (a)	429,318	411,162
Senior Secured First Lien Term Loan
5.256% (3 Month LIBOR USD + 4.25%,
1.000% Floor), 06/21/2024 (a)	3,407	3,263
Centuri Group, Inc.,
Senior Secured First Lien Term Loan
3.008% (3 Month LIBOR USD + 2.50%,
0.500% Floor), 08/28/2028 (a)	675,002	665,637
Tiger Acquisition, LLC,
Senior Secured First Lien Term Loan
3.75% (3 Month LIBOR USD + 3.25%,
0.500% Floor), 06/01/2028 (a)	592,025	569,703
		4,475,705

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Consumer Discretionary – 0.87%
Champ Acquisition Corp.,
Senior Secured First Lien Term Loan
5.724% (3 Month LIBOR USD + 5.50%),
12/19/2025 (a)	$171,454	$170,554
Learning Care Group (U.S.) No. 2, Inc.
Senior Secured First Lien Term Loan
4.25% (3 Month LIBOR USD + 3.25%,
1.000% Floor), 03/13/2025 (a)	86,386	85,243
Senior Secured First Lien Term Loan
4.25% (6 Month LIBOR USD + 3.25%,
1.000% Floor), 03/13/2025 (a)	345,545	340,973
Senior Secured First Lien Term Loan
4.256% (3 Month LIBOR USD + 3.25%,
1.000% Floor), 03/13/2025 (a)	24,188	23,868
Prometric Holdings, Inc.,
Senior Secured First Lien Term Loan
4.00% (1 Month LIBOR USD + 3.00%,
1.000% Floor), 01/29/2025 (a)	961,213	945,835
Tory Burch, LLC,
Senior Secured First Lien Term Loan
3.50% (1 Month LIBOR USD + 3.00%,
0.500% Floor), 04/14/2028 (a)	372,188	362,650
Wand NewCo 3, Inc.,
Senior Secured First Lien Term Loan
3.457% (1 Month LIBOR USD + 3.00%),
02/05/2026 (a)	633,735	616,111
WW International, Inc.,
Senior Secured First Lien Term Loan
4.00% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 04/13/2028 (a)	233,415	213,770
		2,759,004
Consumer Non-Discretionary – 0.23%
Kronos Acquisition Holdings, Inc.,
Senior Secured First Lien Term Loan
4.25% (3 Month LIBOR USD + 3.75%,
0.500% Floor), 12/22/2026 (a)	775,188	727,386

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Environmental Services – 1.34%
Belfor Holdings, Inc.,
Senior Secured First Lien Term Loan
4.207% (1 Month LIBOR USD + 3.75%),
04/06/2026 (a)	$501,617	$499,736
Brightview Landscapes, LLC,
Senior Secured First Lien Term Loan
2.957% (1 Month LIBOR USD + 2.50%),
08/15/2025 (a)	853,995	848,658
Covanta Holding Corp.
Senior Secured First Lien Term Loan
3.00% (1 Month LIBOR USD + 2.50%,
0.500% Floor), 11/30/2028 (a)	617,728	615,798
Senior Secured First Lien Term Loan
3.00% (1 Month LIBOR USD + 2.50%,
0.500% Floor), 11/30/2028 (a)	46,272	46,127
Strategic Materials Holdings Corp.,
Senior Secured First Lien Term Loan
4.75% (3 Month LIBOR USD + 3.75%,
1.000% Floor), 11/01/2024 (a)	909,625	827,531
WIN Waste Innovations Holdings, Inc.,
Senior Secured First Lien Term Loan
3.756% (3 Month LIBOR USD + 2.75%,
0.500% Floor), 03/24/2028 (a)	1,444,088	1,434,838
		4,272,688

Financials – Consumer Finance – 0.28%
American Auto Auction Group, LLC,
Senior Secured First Lien Term Loan
5.801% (3 Month SOFR USD + 5.00%,
0.750% Floor), 12/30/2027 (a)	890,768	878,519

Financials – Diversified – 1.13%
Blackstone Mortgage Trust, Inc.,
Senior Secured First Lien Term Loan
2.707% (1 Month LIBOR USD + 2.25%),
04/23/2026 (a)	570,375	566,097

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Financials – Diversified – 1.13% – Continued
Focus Financial Partners, LLC,
Senior Secured First Lien Term Loan
2.457% (1 Month LIBOR USD + 2.00%),
07/03/2024 (a)	$609,157	$601,798
Starwood Property Mortgage, LLC,
Senior Secured First Lien Term Loan
2.709% (1 Month LIBOR USD + 2.50%),
07/27/2026 (a)	463,125	461,388
Tecta America Corp.,
Senior Secured First Lien Term Loan
5.00% (1 Month LIBOR USD + 4.25%,
0.750% Floor), 04/06/2028 (a)	919,494	912,598
VFH Parent, LLC,
Senior Secured First Lien Term Loan
3.50% (1 Month SOFR USD + 3.00%,
0.500% Floor), 01/12/2029 (a)	1,075,000	1,066,492
		3,608,373

Financials – Insurance – 3.15%
Acrisure, LLC
Senior Secured First Lien Term Loan
3.724% (3 Month LIBOR USD + 3.50%),
02/16/2027 (a)	641,295	633,549
Senior Secured First Lien Term Loan
4.75% (3 Month LIBOR USD + 4.25%,
0.500% Floor), 02/16/2027 (a)	264,338	263,678
AmWINS Group, LLC,
Senior Secured First Lien Term Loan
3.00% (1 Month LIBOR USD + 2.25%,
0.750% Floor), 02/22/2028 (a)	752,290	741,005
AssuredPartners, Inc.
Senior Secured First Lien Term Loan
3.957% (1 Month LIBOR USD + 3.50%),
02/12/2027 (a)	641,841	634,941
Senior Secured First Lien Term Loan
4.00% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 02/12/2027 (a)	362,642	359,018

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Financials – Insurance – 3.15% – Continued
Asurion, LLC
Senior Secured First Lien Term Loan
3.707% (1 Month LIBOR USD + 3.25%),
12/23/2026 (a)	$3,391,063	$3,322,530
Senior Secured First Lien Term Loan
3.459% (1 Month LIBOR USD + 3.25%),
07/30/2027 (a)	1,551,248	1,522,162
Senior Secured Second Lien Term Loan
5.707% (1 Month LIBOR USD + 5.25%),
01/31/2028 (a)	340,000	333,880
Senior Secured Second Lien Term Loan
5.707% (1 Month LIBOR USD + 5.25%),
01/19/2029 (a)	820,000	802,833
HUB International, Ltd.,
Senior Secured First Lien Term Loan
4.00% (3 Month LIBOR USD + 3.25%,
0.750% Floor), 04/25/2025 (a)	1,428,028	1,420,888
		10,034,484

Food & Beverage – 1.13%
Froneri U.S., Inc.,
Senior Secured First Lien Term Loan
2.707% (1 Month LIBOR USD + 2.25%),
01/29/2027 (a)	638,625	628,362
H-Food Holdings, LLC
Senior Secured First Lien Term Loan
4.145% (1 Month LIBOR USD + 3.6875%),
05/23/2025 (a)	875,875	846,249
Senior Secured First Lien Term Loan
4.457% (1 Month LIBOR USD + 4.00%),
05/23/2025 (a)	120,938	117,385
Sunshine Investments B.V.,
Senior Secured First Lien Term Loan
3.219% (3 Month LIBOR USD + 2.75%),
03/28/2025 (a)	232,800	231,345

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Food & Beverage – 1.13% – Continued
Triton Water Holdings, Inc.,
Senior Secured First Lien Term Loan
4.506% (3 Month LIBOR USD + 3.50%,
0.500% Floor), 03/31/2028 (a)	$1,828,460	$1,786,990
		3,610,331

Healthcare – Equipment & Supplies – 3.91%
athenahealth, Inc.
Senior Secured First Lien Term Loan
4.00% (1 Month SOFR USD + 3.50%,
0.500% Floor), 02/15/2029 (a)	1,623,783	1,609,575
Senior Secured First Lien Delayed-Draw
Term Loan 4.50%, 02/15/2029 (a)(g)(h)	275,217	272,809
Aveanna Healthcare, LLC
Senior Secured First Lien Delayed-Draw
Term Loan 4.50%, 06/30/2028 (a)(g)	188,491	183,849
Senior Secured First Lien Term Loan
4.25% (3 Month LIBOR USD + 3.75%,
0.500% Floor), 07/17/2028 (a)	806,457	786,598
Change Healthcare Holdings, Inc.,
Senior Secured First Lien Term Loan
3.50% (1 Month LIBOR USD + 2.50%,
1.000% Floor), 03/01/2024 (a)	1,559,600	1,553,166
CHG Healthcare Services, Inc.,
Senior Secured First Lien Term Loan
4.506% (3 Month LIBOR USD + 3.50%,
0.500% Floor), 09/29/2028 (a)	1,028,830	1,021,114
Embecta Corp.,
Senior Secured First Lien Term Loan
3.651% (3 Month SOFR USD + 3.00%,
0.500% Floor), 03/30/2029 (a)	411,391	406,580
Greatbatch, Ltd.,
Senior Secured First Lien Term Loan
3.00% (1 Month LIBOR USD + 2.50%,
0.500% Floor), 09/02/2028 (a)	746,250	744,384

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Healthcare – Equipment & Supplies – 3.91% – Continued
Greenway Health, LLC,
Senior Secured First Lien Term Loan
4.75% (6 Month LIBOR USD + 3.75%,
1.000% Floor), 02/16/2024 (a)	$619,125	$581,012
Insulet Corp.,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 05/04/2028 (a)	774,150	770,279
Medline Borrower, L.P.,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 10/23/2028 (a)	1,765,000	1,749,442
Milano Acquisition Corp.,
Senior Secured First Lien Term Loan
5.006% (3 Month LIBOR USD + 4.00%,
0.750% Floor), 10/01/2027 (a)	934,561	934,561
MPH Acquisition Holdings, LLC,
Senior Secured First Lien Term Loan
4.758% (3 Month LIBOR USD + 4.25%,
0.500% Floor), 09/01/2028 (a)	857,690	835,339
Navicure, Inc.,
Senior Secured First Lien Term Loan
4.457% (1 Month LIBOR USD + 4.00%),
10/22/2026 (a)	991,553	990,313
		12,439,021

Healthcare – Facilities – 3.25%
ADMI Corp.
Senior Secured First Lien Term Loan
3.875% (1 Month LIBOR USD + 3.375%,
0.500% Floor), 12/23/2027 (a)	646,583	636,532
Senior Secured First Lien Term Loan
4.00% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 12/23/2027 (a)	646,750	640,622
AHP Health Partners, Inc.,
Senior Secured First Lien Term Loan
4.00% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 08/24/2028 (a)	793,015	787,067

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Healthcare – Facilities – 3.25% – Continued
Electron Bidco, Inc.,
Senior Secured First Lien Term Loan
3.75% (6 Month LIBOR USD + 3.25%,
0.500% Floor), 11/01/2028 (a)	$1,407,000	$1,393,592
Global Medical Response, Inc.
Senior Secured First Lien Term Loan
5.25% (6 Month LIBOR USD + 4.25%,
1.000% Floor), 03/14/2025 (a)	528,828	526,466
Senior Secured First Lien Term Loan
5.25% (6 Month LIBOR USD + 4.25%,
1.000% Floor), 10/02/2025 (a)	324,308	322,636
Heartland Dental, LLC
Senior Secured First Lien Term Loan
3.957% (1 Month LIBOR USD + 3.50%),
04/30/2025 (a)	809,170	801,078
Senior Secured First Lien Term Loan
4.447% (1 Month LIBOR USD + 4.00%),
04/30/2025 (a)	1,116,563	1,108,786
Option Care Health, Inc.,
Senior Secured First Lien Term Loan
3.25% (1 Month LIBOR USD + 2.75%,
0.500% Floor), 10/27/2028 (a)	774,060	768,580
Pluto Acquisition I, Inc.,
Senior Secured First Lien Term Loan
4.508% (3 Month LIBOR USD + 4.00%),
06/22/2026 (a)	1,059,756	1,046,509
Premier Dental Services, Inc.,
Senior Secured First Lien Term Loan
5.281% (3 Month LIBOR USD + 4.50%,
0.750% Floor), 08/18/2028 (a)	310,463	309,521
Sotera Health Holdings, LLC,
Senior Secured First Lien Term Loan
3.25% (1 Month LIBOR USD + 2.75%,
0.500% Floor), 12/11/2026 (a)	866,000	856,976

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Healthcare – Facilities – 3.25% – Continued
U.S. Radiology Specialists, Inc.,
Senior Secured First Lien Term Loan
6.313% (3 Month LIBOR USD + 5.25%,
0.500% Floor), 12/15/2027 (a)	$726,180	$724,895
U.S. Renal Care, Inc.,
Senior Secured First Lien Term Loan
5.209% (1 Month LIBOR USD + 5.00%),
06/26/2026 (a)	427,812	394,656
Western Dental Services, Inc.
Senior Secured First Lien Delayed-Draw
Term Loan 5.25% (1 Month LIBOR
USD + 4.50%, 0.750% Floor),
08/18/2028 (a)(h)	7,809	7,785
Senior Secured First Lien Delayed-Draw
Term Loan 5.25% (2 Month LIBOR
USD + 4.50%, 0.750% Floor),
08/18/2028 (a)(h)	8,287	8,262
Senior Secured First Lien Delayed-Draw
Term Loan 5.25% (3 Month LIBOR
USD + 4.50%, 0.750% Floor),
08/18/2028 (a)(h)	15,618	15,570
		10,349,533

Healthcare – Life Sciences – 1.75%
Avantor Funding, Inc.,
Senior Secured First Lien Term Loan
2.75% (3 Month LIBOR USD + 2.25%,
0.500% Floor), 11/08/2027 (a)	782,226	777,337
Cambrex Corp.,
Senior Secured First Lien Term Loan
4.25% (1 Month LIBOR USD + 3.50%,
0.750% Floor), 12/04/2026 (a)	1,501,860	1,491,302
Curia Global, Inc.,
Senior Secured First Lien Term Loan
4.50% (3 Month LIBOR USD + 3.75%,
0.750% Floor), 08/31/2026 (a)	1,659,636	1,647,928

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Healthcare – Life Sciences – 1.75% – Continued
ICON Luxembourg S.A.R.L.,
Senior Secured First Lien Term Loan
3.313% (3 Month LIBOR USD + 2.25%,
0.500% Floor), 07/03/2028 (a)	$653,755	$651,509
Phoenix Newco, Inc.,
Senior Secured First Lien Term Loan
4.00% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 11/15/2028 (a)	832,000	826,950
PRA Health Sciences, Inc.,
Senior Secured First Lien Term Loan
2.75% (3 Month LIBOR USD + 2.25%,
0.500% Floor), 07/03/2028 (a)	162,883	162,324
		5,557,350
Healthcare – Managed Health Care – 0.54%
Bella Holding Co., LLC,
Senior Secured First Lien Term Loan
4.50% (1 Month LIBOR USD + 3.75%,
0.750% Floor), 05/10/2028 (a)	458,695	455,828
Verscend Holding Corp.,
Senior Secured First Lien Term Loan
4.457% (1 Month LIBOR USD + 4.00%),
08/27/2025 (a)	1,265,890	1,264,307
		1,720,135
Healthcare – Pharmaceuticals & Biotechnology – 0.56%
Bausch Health Cos., Inc.,
Senior Secured First Lien Term Loan
3.457% (1 Month LIBOR USD + 3.00%),
06/02/2025 (a)	488,207	485,156
Jazz Pharmaceuticals, Inc.,
Senior Secured First Lien Term Loan
4.00% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 05/05/2028 (a)	674,900	673,257

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Healthcare – Pharmaceuticals & Biotechnology – 0.56% – Continued
Organon & Co.,
Senior Secured First Lien Term Loan
3.563% (6 Month LIBOR USD + 3.00%,
0.500% Floor), 06/02/2028 (a)	$619,959	$617,634
		1,776,047

Industrial Machinery – 3.91%
AI Aqua Merger Sub, Inc.,
Senior Secured First Lien Term Loan
4.25% (1 Month SOFR USD + 3.75%,
0.500% Floor), 07/31/2028 (a)	910,000	902,752
Ali Group North America Corp.,
Senior Secured First Lien Term Loan
2.131%, 11/30/2028 (a)(g)	695,000	686,024
ASP Blade Holdings, Inc.,
Senior Secured First Lien Term Loan
4.50% (1 Month LIBOR USD + 4.00%,
0.500% Floor), 10/13/2028 (a)	1,002,635	991,481
Brookfield WEC Holdings, Inc.,
Senior Secured First Lien Term Loan
3.25% (1 Month LIBOR USD + 2.75%,
0.500% Floor), 08/01/2025 (a)	1,709,485	1,681,979
Clark Equipment Co.,
Senior Secured First Lien Term Loan
3.256% (3 Month LIBOR USD + 2.25%),
05/17/2024 (a)	1,391,940	1,389,978
Columbus McKinnon Corp.,
Senior Secured First Lien Term Loan
3.813% (3 Month LIBOR USD + 2.75%,
0.500% Floor), 05/15/2028 (a)	431,829	426,073
Conair Holdings, LLC,
Senior Secured First Lien Term Loan
4.756% (3 Month LIBOR USD + 3.75%,
0.500% Floor), 05/17/2028 (a)	980,075	966,109
CPM Holdings, Inc.
Senior Secured First Lien Term Loan
3.731% (1 Month LIBOR USD + 3.50%),
11/17/2025 (a)	427,793	421,911

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Industrial Machinery – 3.91% – Continued
CPM Holdings, Inc. – Continued
Senior Secured Second Lien Term Loan
8.481% (1 Month LIBOR USD + 8.25%),
11/16/2026 (a)	$219,444	$218,347
Filtration Group Corp.,
Senior Secured First Lien Term Loan
4.00% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 10/20/2028 (a)	1,437,775	1,425,943
Madison IAQ, LLC,
Senior Secured First Lien Term Loan
4.524% (6 Month LIBOR USD + 3.25%,
0.500% Floor), 06/21/2028 (a)	606,418	598,586
Penn Engineering & Manufacturing Corp.,
Senior Secured First Lien Term Loan
3.506% (3 Month LIBOR USD + 2.50%,
1.000% Floor), 06/27/2024 (a)	588,842	584,670
Pro Mach Group, Inc.
Senior Secured First Lien Term Loan
5.00% (3 Month LIBOR USD + 4.00%,
1.000% Floor), 08/31/2028 (a)	921,280	918,401
Senior Secured First Lien Delayed-Draw
Term Loan 5.00%, 08/31/2028 (a)(g)(h)	63,411	63,212
Vertical Midco GMBH
Senior Secured First Lien Term Loan
4.019% (3 Month LIBOR USD + 3.50%,
0.500% Floor), 07/30/2027 (a)	482,439	478,822
Senior Secured First Lien Term Loan
4.019% (6 Month LIBOR USD + 3.50%,
0.500% Floor), 07/30/2027 (a)	135,979	134,960
Vertiv Group Corp.,
Senior Secured First Lien Term Loan
2.991% (1 Month LIBOR USD + 2.75%),
03/02/2027 (a)	580,370	567,071
		12,456,319

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Leisure – Casinos & Gaming – 3.46%
Aristocrat Technologies, Inc.,
Senior Secured First Lien Term Loan
2.004% (3 Month LIBOR USD + 1.75%),
10/21/2024 (a)	$1,078,928	$1,069,827
Bally’s Corp.,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 10/02/2028 (a)	1,573,058	1,566,545
Entain Holdings (Gibraltar), Ltd.,
Senior Secured First Lien Term Loan
3.743% (3 Month LIBOR USD + 2.25%,
0.500% Floor), 03/29/2027 (a)	741,398	735,374
Everi Holdings, Inc.,
Senior Secured First Lien Term Loan
3.008% (3 Month LIBOR USD + 2.50%,
0.500% Floor), 08/03/2028 (a)	462,675	460,362
Fertitta Entertainment, LLC,
Senior Secured First Lien Term Loan
4.50% (1 Month SOFR USD + 4.00%,
0.500% Floor), 01/29/2029 (a)	1,062,857	1,058,940
Golden Entertainment, Inc.,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.00%,
0.750% Floor), 10/21/2024 (a)	479,092	474,900
Penn National Gaming, Inc.,
Senior Secured First Lien Term Loan
3.00% (1 Month LIBOR USD + 2.25%,
0.750% Floor), 10/15/2025 (a)	1,403,783	1,397,790
Scientific Games International, Inc.,
Senior Secured First Lien Term Loan
3.207% (1 Month LIBOR USD + 2.75%),
08/14/2024 (a)	595,288	593,802
Stars Group Holdings B.V.,
Senior Secured First Lien Term Loan
3.256% (3 Month LIBOR USD + 2.25%),
07/21/2026 (a)	3,678,319	3,653,030
		11,010,570

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Leisure – Hotels – 1.77%
Alterra Mountain Co.,
Senior Secured First Lien Term Loan
4.00% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 08/17/2028 (a)	$1,823,215	$1,811,820
Carnival Corp.,
Senior Secured First Lien Term Loan
4.00% (6 Month LIBOR USD + 3.25%,
0.750% Floor), 10/18/2028 (a)	489,773	479,977
Herschend Entertainment Co., LLC,
Senior Secured First Lien Term Loan
4.25% (1 Month LIBOR USD + 3.75%,
0.500% Floor), 08/28/2028 (a)	1,197,736	1,194,742
Hilton Grand Vacations Borrower, LLC,
Senior Secured First Lien Term Loan
3.50% (1 Month LIBOR USD + 3.00%,
0.500% Floor), 08/02/2028 (a)	441,780	439,737
Lakeland Tours, LLC
Senior Secured First Lien Term Loan
13.25% (3 Month LIBOR USD + 12.00%,
1.250% Floor), 09/25/2023 (a)	108,043	108,516
Senior Secured First Lien Term Loan
2.75% (1 Month LIBOR USD + 1.50%,
1.250% Floor), 09/25/2025 (a)	231,942	210,180
Senior Secured First Lien Term Loan
8.75% (3 Month LIBOR USD + 7.50%,
1.250% Floor), 09/25/2025 (a)	184,763	183,377
Senior Unsecured First Lien Term Loan
13.25%, 09/27/2027	274,409	194,830
United PF Holdings, LLC,
Senior Secured First Lien Term Loan
4.224% (3 Month LIBOR USD + 4.00%),
12/30/2026 (a)	1,047,001	1,008,523
		5,631,702

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Leisure – Restaurants – 1.20%
IRB Holding Corp.
Senior Secured First Lien Term Loan
3.75% (6 Month LIBOR USD + 2.75%,
1.000% Floor), 02/05/2025 (a)	$740,454	$735,712
Senior Secured First Lien Term Loan
3.75% (3 Month SOFR USD + 3.00%,
0.750% Floor), 12/15/2027 (a)	1,301,759	1,296,063
Tacala, LLC,
Senior Secured First Lien Term Loan
4.25% (1 Month LIBOR USD + 3.50%,
0.750% Floor), 02/05/2027 (a)	902,487	891,883
Whatabrands, LLC,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 08/03/2028 (a)	908,723	898,976
		3,822,634

Media – Broadcasting – 2.68%
Diamond Sports Group, LLC,
Senior Secured Second Lien Term Loan
3.445% (3 Month SOFR USD + 3.25%),
08/24/2026 (a)	671,941	232,871
EW Scripps Co.
Senior Secured First Lien Term Loan
3.313% (1 Month LIBOR USD + 2.5625%,
0.750% Floor), 05/01/2026 (a)	871,610	863,517
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.00%,
0.750% Floor), 01/07/2028 (a)	1,038,930	1,033,896
Gray Television, Inc.,
Senior Secured First Lien Term Loan
3.231% (1 Month LIBOR USD + 3.00%),
12/01/2028 (a)	1,740,638	1,733,954
Hubbard Radio, LLC,
Senior Secured First Lien Term Loan
5.25% (1 Month LIBOR USD + 4.25%,
1.000% Floor), 03/28/2025 (a)	561,459	559,531

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Media – Broadcasting – 2.68% – Continued
iHeartCommunications, Inc.,
Senior Secured First Lien Term Loan
3.457% (1 Month LIBOR USD + 3.00%),
05/01/2026 (a)	$772,662	$769,138
Learfield Communications, LLC,
Senior Secured First Lien Term Loan
4.25% (1 Month LIBOR USD + 3.25%,
1.000% Floor), 12/01/2023 (a)	737,341	703,966
Nexstar Broadcasting, Inc.,
Senior Secured First Lien Term Loan
2.731% (1 Month LIBOR USD + 2.50%),
09/18/2026 (a)	1,187,071	1,183,997
Sinclair Television Group, Inc.,
Senior Secured First Lien Term Loan
2.96% (1 Month LIBOR USD + 2.50%),
09/30/2026 (a)	921,375	895,650
Univision Communications, Inc.,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 2.75%,
1.000% Floor), 03/15/2024 (a)	563,223	563,082
		8,539,602

Media – Cable & Satellite – 4.75%
Connect U.S. Finco, LLC,
Senior Secured First Lien Term Loan
4.50% (1 Month LIBOR USD + 3.50%,
1.000% Floor), 12/11/2026 (a)	2,668,149	2,650,138
Coral-U.S. Co-Borrower, LLC,
Senior Secured First Lien Term Loan
2.647% (1 Month LIBOR USD + 2.25%),
01/31/2028 (a)	585,000	573,575
DIRECTV Financing, LLC,
Senior Secured First Lien Term Loan
5.75% (1 Month LIBOR USD + 5.00%,
0.750% Floor), 08/02/2027 (a)	1,529,603	1,529,902

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Media – Cable & Satellite – 4.75% – Continued
Iridium Satellite, LLC,
Senior Secured First Lien Term Loan
3.25% (1 Month LIBOR USD + 2.50%,
0.750% Floor), 11/04/2026 (a)	$590,691	$586,769
Maxar Technologies, Ltd.,
Senior Secured First Lien Term Loan
3.21% (1 Month LIBOR USD + 2.75%),
10/04/2024 (a)	1,619,908	1,598,063
Radiate Holdco, LLC,
Senior Secured First Lien Term Loan
4.00% (1 Month LIBOR USD + 3.25%,
0.750% Floor), 09/25/2026 (a)	1,143,135	1,135,064
Telenet Financing USD, LLC,
Senior Secured First Lien Term Loan
2.397% (1 Month LIBOR USD + 2.00%),
04/28/2028 (a)	2,230,000	2,183,806
Telesat Canada,
Senior Secured First Lien Term Loan
3.21% (1 Month LIBOR USD + 2.75%),
12/07/2026 (a)	1,292,907	970,217
UPC Financing Partnership
Senior Secured First Lien Term Loan
2.647% (1 Month LIBOR USD + 2.25%),
04/28/2028 (a)	765,000	749,291
Senior Secured First Lien Term Loan
3.397% (1 Month LIBOR USD + 3.00%),
01/31/2029 (a)	125,000	123,620
Virgin Media Bristol, LLC,
Senior Secured First Lien Term Loan
2.897% (1 Month LIBOR USD + 2.50%),
01/31/2028 (a)	1,035,000	1,024,003
WideOpenWest Finance, LLC,
Senior Secured First Lien Term Loan
3.50% (3 Month LIBOR USD + 3.00%,
0.500% Floor), 12/20/2028 (a)	743,138	739,964

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Media – Cable & Satellite – 4.75% – Continued
Xplornet Communications, Inc.,
Senior Secured First Lien Term Loan
4.50% (1 Month LIBOR USD + 4.00%,
0.500% Floor), 10/02/2028 (a)	$1,273,600	$1,253,038
		15,117,450

Media – Diversified – 2.55%
ABG Intermediate Holdings 2, LLC,
Senior Secured First Lien Term Loan
4.00% (3 Month LIBOR USD + 3.25%,
0.750% Floor), 09/27/2024 (a)	2,520,379	2,504,098
Arches Buyer, Inc.,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 12/06/2027 (a)	2,273,257	2,239,760
Buzz Finco, LLC
Senior Secured First Lien Term Loan
3.207% (1 Month LIBOR USD + 2.75%),
01/29/2027 (a)	617,400	613,541
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 01/29/2027 (a)	93,705	93,236
Dotdash Meredith, Inc.,
Senior Secured First Lien Term Loan
4.50% (1 Month SOFR USD + 4.00%,
0.500% Floor), 12/01/2028 (a)	748,125	748,125
Getty Images, Inc.,
Senior Secured First Lien Term Loan
5.063% (3 Month LIBOR USD + 4.50%),
02/19/2026 (a)	841,295	837,791
Red Ventures, LLC,
Senior Secured First Lien Term Loan
2.957% (1 Month LIBOR USD + 2.50%),
11/08/2024 (a)	661,824	655,090

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Media – Diversified – 2.55% – Continued
Vericast Corp.,
Senior Secured First Lien Term Loan
8.756% (3 Month LIBOR USD + 7.75%,
1.000% Floor), 06/16/2026 (a)	$515,286	$431,294
		8,122,935
Media – Entertainment – 3.55%
CDS U.S. Intermediate Holdings, Inc.,
Senior Secured First Lien Term Loan
7.00% (3 Month LIBOR USD + 6.00%,
1.000% Floor), 11/24/2025 (a)	642,873	643,217
Cirque Du Soleil Holding,
Senior Secured Second Lien Term Loan
2.00% (3 Month LIBOR USD + 1.00%,
1.000% Floor), 11/24/2027 (a)	379,023	377,321
Creative Artists Agency, LLC,
Senior Secured First Lien Term Loan
4.207% (1 Month LIBOR USD + 3.75%),
11/26/2026 (a)	1,228,905	1,228,525
Crown Finance U.S., Inc.
Senior Secured First Lien Term Loan
7.00%, 05/23/2024	327,250	387,384
Senior Secured First Lien Term Loan
3.75%, 09/30/2026 (a)(g)	1,493,164	1,134,342
Lions Gate Capital Holdings, LLC,
Senior Secured First Lien Term Loan
2.707% (1 Month LIBOR USD + 2.25%),
03/24/2025 (a)	434,306	429,151
Nascar Holdings, LLC,
Senior Secured First Lien Term Loan
2.957% (1 Month LIBOR USD + 2.50%),
10/19/2026 (a)	506,810	503,358
Playtika Holding Corp.,
Senior Secured First Lien Term Loan
3.207% (1 Month LIBOR USD + 2.75%),
03/13/2028 (a)	2,403,446	2,372,309

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Media – Entertainment – 3.55% – Continued
UFC Holdings, LLC,
Senior Secured First Lien Term Loan
3.50% (6 Month LIBOR USD + 2.75%,
0.750% Floor), 04/29/2026 (a)	$1,380,028	$1,368,325
William Morris Endeavor Entertainment, LLC
Senior Secured First Lien Term Loan
2.96% (1 Month LIBOR USD + 2.75%),
05/16/2025 (a)	1,290,348	1,270,729
Senior Secured First Lien Term Loan
3.21% (1 Month LIBOR USD + 2.75%),
05/16/2025 (a)	1,099,820	1,083,098
WMG Acquisition Corp.,
Senior Secured First Lien Term Loan
2.582% (1 Month LIBOR USD + 2.125%),
01/20/2028 (a)	498,077	494,341
		11,292,100

Metals & Mining – 0.45%
Atkore International, Inc.,
Senior Secured First Lien Term Loan
2.508% (3 Month LIBOR USD + 2.00%,
0.500% Floor), 05/26/2028 (a)	386,988	383,263
GrafTech Finance, Inc.,
Senior Secured First Lien Term Loan
3.50% (1 Month LIBOR USD + 3.00%,
0.500% Floor), 02/12/2025 (a)	224,703	222,736
Grinding Media, Inc.,
Senior Secured First Lien Term Loan
4.796% (3 Month LIBOR USD + 4.00%,
0.750% Floor), 10/12/2028 (a)	831,820	826,101
		1,432,100

Midstream – Storage & Transport – 1.77%
Buckeye Partners, L.P.,
Senior Secured First Lien Term Loan
2.707% (1 Month LIBOR USD + 2.25%),
11/02/2026 (a)	681,165	677,122

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Midstream – Storage & Transport – 1.77% – Continued
DT Midstream, Inc.
Senior Secured First Lien Term Loan
2.50% (3 Month LIBOR USD + 2.00%,
0.500% Floor), 06/26/2028 (a)	$54,625	$54,618
Senior Secured First Lien Term Loan
2.50% (6 Month LIBOR USD + 2.00%,
0.500% Floor), 06/26/2028 (a)	516,063	515,990
ITT Holdings, LLC,
Senior Secured First Lien Term Loan
3.25% (1 Month LIBOR USD + 2.75%,
0.500% Floor), 07/10/2028 (a)	577,100	570,247
Lucid Energy Group II Borrower, LLC,
Senior Secured First Lien Term Loan
5.00% (1 Month LIBOR USD + 4.25%,
0.750% Floor), 11/22/2028 (a)	783,000	777,539
Northriver Midstream Finance, L.P.,
Senior Secured First Lien Term Loan
3.464% (3 Month LIBOR USD + 3.25%),
10/01/2025 (a)	728,575	723,570
Oryx Midstream Services Permian Basin, LLC,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 10/05/2028 (a)	1,286,761	1,278,017
TransMontaigne Operating Co., L.P.
Senior Secured First Lien Term Loan
4.00% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 11/17/2028 (a)	517,204	514,726
Senior Secured First Lien Term Loan
4.00% (6 Month LIBOR USD + 3.50%,
0.500% Floor), 11/17/2028 (a)	517,204	514,727
		5,626,556

Oil & Gas – Equipment & Services – 0.12%
U.S. Silica Co.,
Senior Secured First Lien Term Loan
5.00% (1 Month LIBOR USD + 4.00%,
1.000% Floor), 05/01/2025 (a)	403,062	397,268

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Oil & Gas Exploration & Production – 0.19%
Southwestern Energy Co.,
Senior Secured First Lien Term Loan
3.301% (3 Month SOFR USD + 2.50%,
0.500% Floor), 06/22/2027 (a)	$597,503	$597,129

Packaging – 2.01%
Clydesdale Acquisition Holdings, Inc.,
Senior Secured First Lien Term Loan
4.783% (1 Month SOFR USD + 4.25%,
0.500% Floor), 06/30/2029 (a)	626,000	616,610
LABL, Inc.,
Senior Secured First Lien Term Loan
5.50% (3 Month LIBOR USD + 5.00%,
0.500% Floor), 10/30/2028 (a)	835,905	827,174
Mauser Packaging Solutions Holding Co.,
Senior Secured First Lien Term Loan
3.481% (1 Month LIBOR USD + 3.25%),
04/03/2024 (a)	1,399,984	1,383,212
Plastipak Packaging, Inc.,
Senior Secured First Lien Term Loan
3.00% (1 Month LIBOR USD + 2.50%,
0.500% Floor), 12/01/2028 (a)	511,718	503,085
Pregis Topco, LLC
Senior Secured First Lien Term Loan
4.457% (1 Month LIBOR USD + 4.00%),
07/31/2026 (a)	532,738	522,682
Senior Secured First Lien Term Loan
4.50% (1 Month LIBOR USD + 4.00%,
0.500% Floor), 07/31/2026 (a)	547,250	536,989
RLG Holdings, LLC,
Senior Secured First Lien Term Loan
5.00% (3 Month LIBOR USD + 4.25%,
0.750% Floor), 07/07/2028 (a)	586,530	582,864
Sabert Corp.,
Senior Secured First Lien Term Loan
5.50% (1 Month LIBOR USD + 4.50%,
1.000% Floor), 12/10/2026 (a)	532,635	513,327

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Packaging – 2.01% – Continued
Trident TPI Holdings, Inc.
Senior Secured First Lien Delayed-Draw
Term Loan 4.50% (1 Month LIBOR
USD + 4.00%, 0.500% Floor),
09/15/2028 (a)(h)	$115,354	$114,105
Senior Secured First Lien Term Loan
4.50% (3 Month LIBOR USD + 4.00%,
0.500% Floor), 09/15/2028 (a)	811,271	802,485
		6,402,533

Retail – Food & Drug – 0.46%
BJ’s Wholesale Club, Inc.,
Senior Secured First Lien Term Loan
2.124% (1 Month LIBOR USD + 2.00%),
02/02/2024 (a)	1,007,386	1,007,325
JP Intermediate B, LLC,
Senior Secured First Lien Term Loan
6.50% (3 Month LIBOR USD + 5.50%,
1.000% Floor), 11/20/2025 (a)	544,176	467,992
		1,475,317

Retailing – 2.02%
Autokiniton U.S. Holdings, Inc.,
Senior Secured First Lien Term Loan
5.00% (1 Month LIBOR USD + 4.50%,
0.500% Floor), 04/06/2028 (a)	669,635	661,767
Belron Finance U.S., LLC,
Senior Secured First Lien Term Loan
3.25% (3 Month LIBOR USD + 2.75%,
0.500% Floor), 04/13/2028 (a)	1,213,074	1,206,857
Great Outdoors Group, LLC,
Senior Secured First Lien Term Loan
4.50% (3 Month LIBOR USD + 3.75%,
0.750% Floor), 03/06/2028 (a)	1,158,381	1,155,665

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Retailing – 2.02% – Continued
Harbor Freight Tools U.S.A., Inc.,
Senior Secured First Lien Term Loan
3.25% (1 Month LIBOR USD + 2.75%,
0.500% Floor), 10/19/2027 (a)	$720,875	$707,135
Hoya Midco, LLC,
Senior Secured First Lien Term Loan
3.75% (6 Month SOFR USD + 3.25%,
0.500% Floor), 01/26/2029 (a)	565,908	561,313
Michaels Cos., Inc.,
Senior Secured First Lien Term Loan
5.256% (3 Month LIBOR USD + 4.25%,
0.750% Floor), 04/14/2028 (a)	587,560	552,633
Pug, LLC,
Senior Secured First Lien Term Loan
3.957% (1 Month LIBOR USD + 3.50%),
02/12/2027 (a)	918,850	903,537
Restoration Hardware, Inc.,
Senior Secured First Lien Term Loan
3.00% (1 Month LIBOR USD + 2.50%,
0.500% Floor), 10/20/2028 (a)	601,975	592,192
Sally Holdings, LLC,
Senior Secured First Lien Term Loan
2.46% (1 Month LIBOR USD + 2.25%),
07/05/2024 (a)	94,583	93,873
		6,434,972

Technology – Software & Services – 13.85%
Access CIG, LLC
Senior Secured First Lien Term Loan
3.959% (1 Month LIBOR USD + 3.75%),
02/27/2025 (a)	1,916,878	1,891,461
Senior Secured Second Lien Term Loan
8.207% (1 Month LIBOR USD + 7.75%),
02/27/2026 (a)	616,742	613,273

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Technology – Software & Services – 13.85% – Continued
Almonde, Inc.,
Senior Secured First Lien Term Loan
4.50% (6 Month LIBOR USD + 3.50%,
1.000% Floor), 06/13/2024 (a)	$3,005,684	$2,972,215
Avast Software B.V.,
Senior Secured First Lien Term Loan
2.756% (3 Month LIBOR USD + 1.75%),
03/22/2028 (a)	319,200	317,470
Barracuda Networks, Inc.,
Senior Secured First Lien Term Loan
4.733% (3 Month LIBOR USD + 3.75%,
0.750% Floor), 02/12/2025 (a)	2,004,424	1,998,912
Boxer Parent Co., Inc.,
Senior Secured First Lien Term Loan
4.756% (3 Month LIBOR USD + 3.75%),
10/02/2025 (a)	797,116	793,465
CCC Information Services, Inc.,
Senior Secured First Lien Term Loan
3.256% (3 Month LIBOR USD + 2.25%,
0.500% Floor), 09/21/2028 (a)	624,435	619,830
CommerceHub, Inc.,
Senior Secured First Lien Term Loan
5.006% (3 Month LIBOR USD + 4.00%,
0.750% Floor), 12/29/2027 (a)	668,538	650,153
Connectwise, LLC,
Senior Secured First Lien Term Loan
4.00% (1 Month LIBOR USD + 3.50%,
0.500% Floor), 09/29/2028 (a)	918,698	913,874
Dawn Acquisition, LLC,
Senior Secured First Lien Term Loan
3.974% (3 Month LIBOR USD + 3.75%),
12/31/2025 (a)	487,527	414,871
DCert Buyer, Inc.,
Senior Secured First Lien Term Loan
4.457% (1 Month LIBOR USD + 4.00%),
10/16/2026 (a)	1,050,192	1,044,138

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Technology – Software & Services – 13.85% – Continued
Dynatrace, LLC,
Senior Secured First Lien Term Loan
2.707% (1 Month LIBOR USD + 2.25%),
08/22/2025 (a)	$334,979	$331,107
E2Open, LLC,
Senior Secured First Lien Term Loan
4.00% (3 Month LIBOR USD + 3.50%,
0.500% Floor), 02/04/2028 (a)	819,277	811,084
EagleView Technology Corp.,
Senior Secured First Lien Term Loan
4.506% (3 Month LIBOR USD + 3.50%),
08/14/2025 (a)	861,075	839,910
Ensono, L.P.,
Senior Secured First Lien Term Loan
4.75% (1 Month LIBOR USD + 4.00%,
0.750% Floor), 05/19/2028 (a)	778,731	766,727
Hyland Software, Inc.,
Senior Secured First Lien Term Loan
4.25% (1 Month LIBOR USD + 3.50%,
0.750% Floor), 07/01/2024 (a)	2,423,847	2,414,757
Informatica, LLC,
Senior Secured First Lien Term Loan
3.25% (1 Month LIBOR USD + 2.75%),
10/27/2028 (a)	574,000	569,982
Intrado Corp.
Senior Secured First Lien Term Loan
4.50% (3 Month LIBOR USD + 3.50%,
1.000% Floor), 10/10/2024 (a)	227,024	206,252
Senior Secured First Lien Term Loan
5.00% (3 Month LIBOR USD + 4.00%,
1.000% Floor), 10/10/2024 (a)	718,075	658,345
McAfee Corp.,
Senior Secured First Lien Term Loan
4.50% (1 Month SOFR USD + 4.00%,
0.500% Floor), 03/01/2029 (a)	1,815,485	1,805,273

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Technology – Software & Services – 13.85% – Continued
Mitchell International, Inc.,
Senior Secured First Lien Term Loan
4.25% (3 Month LIBOR USD + 3.75%,
0.500% Floor), 10/16/2028 (a)	$2,015,000	$1,985,582
Moneygram International, Inc.,
Senior Secured First Lien Term Loan
4.952% (6 Month LIBOR USD + 4.50%,
0.500% Floor), 07/21/2026 (a)	616,630	616,476
NAB Holdings, LLC,
Senior Secured First Lien Term Loan
3.801% (3 Month SOFR USD + 3.00%,
0.500% Floor), 11/24/2028 (a)	1,024,433	1,013,066
N-Able, Inc.,
Senior Secured First Lien Term Loan
3.508% (3 Month LIBOR USD + 3.00%,
0.500% Floor), 07/19/2028 (a)	510,435	506,607
NortonLifeLock, Inc.,
Senior Secured First Lien Term Loan
2.00%, 06/30/2029 (a)(g)	1,515,000	1,498,274
Optiv Security, Inc.,
Senior Secured First Lien Term Loan
4.25% (1 Month LIBOR USD + 3.25%,
1.000% Floor), 02/01/2024 (a)	2,072,401	2,031,928
Project Alpha Intermediate Holding, Inc.,
Senior Secured First Lien Term Loan
4.30% (3 Month LIBOR USD + 4.00%),
04/26/2024 (a)	2,339,937	2,328,729
Proofpoint, Inc.,
Senior Secured First Lien Term Loan
3.758% (3 Month LIBOR USD + 3.25%,
0.500% Floor), 08/31/2028 (a)	1,447,373	1,433,601
RealPage, Inc.,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 04/24/2028 (a)	1,216,128	1,203,966

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Technology – Software & Services – 13.85% – Continued
Rocket Software, Inc.
Senior Secured First Lien Term Loan
4.707% (1 Month LIBOR USD + 4.25%),
11/28/2025 (a)	$473,511	$468,333
Senior Secured First Lien Term Loan
4.75% (1 Month LIBOR USD + 4.25%,
0.500% Floor), 11/28/2025 (a)	218,185	215,731
SolarWinds Holdings, Inc.,
Senior Secured First Lien Term Loan
3.207% (1 Month LIBOR USD + 2.75%),
02/05/2024 (a)	770,385	761,191
SS&C Technologies, Inc.
Senior Secured First Lien Term Loan
3.076%, 03/22/2029 (a)(g)	678,118	672,750
Senior Secured First Lien Term Loan
3.076%, 03/22/2029 (a)(g)	500,882	496,918
TIBCO Software, Inc.
Senior Secured First Lien Term Loan
4.21% (1 Month LIBOR USD + 3.75%),
06/30/2026 (a)	2,393,468	2,384,493
Senior Secured Second Lien Term Loan
7.71% (1 Month LIBOR USD + 7.25%),
03/03/2028 (a)	263,000	262,946
TierPoint, LLC,
Senior Secured First Lien Term Loan
4.50% (1 Month LIBOR USD + 3.75%,
0.750% Floor), 05/05/2026 (a)	437,135	433,721
UKG, Inc.
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 05/04/2026 (a)	982,123	975,538
Senior Secured First Lien Term Loan
4.756% (3 Month LIBOR USD + 3.75%),
05/04/2026 (a)	730,275	728,449

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Technology – Software & Services – 13.85% – Continued
VM Consolidated, Inc.,
Senior Secured First Lien Term Loan
3.604% (6 Month LIBOR USD + 3.25%),
03/24/2028 (a)	$1,292,512	$1,286,585
VS Buyer, LLC,
Senior Secured First Lien Term Loan
3.457% (1 Month LIBOR USD + 3.00%),
02/26/2027 (a)	459,343	456,282
WEX, Inc.,
Senior Secured First Lien Term Loan
2.707% (1 Month LIBOR USD + 2.25%),
03/31/2028 (a)	709,830	702,288
Zelis Cost Management Buyer, Inc.,
Senior Secured First Lien Term Loan
3.731% (1 Month LIBOR USD + 3.50%),
09/30/2026 (a)	992,462	984,175
		44,080,728

Technology Hardware – 1.16%
Avaya, Inc.,
Senior Secured First Lien Term Loan
4.397% (1 Month LIBOR USD + 4.00%),
12/15/2027 (a)	375,000	371,484
II-VI, Inc.,
Senior Secured First Lien Term Loan
2.75%, 12/01/2028 (a)(g)	941,000	936,296
Ingram Micro, Inc.,
Senior Secured First Lien Term Loan
4.506% (3 Month LIBOR USD + 3.50%,
0.500% Floor), 06/30/2028 (a)	535,950	532,198
MaxLinear, Inc.,
Senior Secured First Lien Term Loan
2.75% (1 Month LIBOR USD + 2.25%,
0.500% Floor), 06/23/2028 (a)	385,286	381,914
MLN U.S. HoldCo, LLC,
Senior Secured First Lien Term Loan
4.742% (1 Month LIBOR USD + 4.50%),
11/28/2025 (a)	784,984	757,019

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Technology Hardware – 1.16% – Continued
Presidio Holdings, Inc.
Senior Secured First Lien Term Loan
3.80% (3 Month LIBOR USD + 3.50%),
01/22/2027 (a)	$693,576	$690,108
Senior Secured First Lien Term Loan
3.96% (1 Month LIBOR USD + 3.50%),
01/22/2027 (a)	34,457	34,284
		3,703,303

Telecommunication Services – Diversified – 3.20%
Cablevision Lightpath, LLC,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 11/30/2027 (a)	908,500	899,301
Cincinnati Bell, Inc.,
Senior Secured First Lien Term Loan
4.051% (3 Month SOFR USD + 3.25%,
0.500% Floor), 11/22/2028 (a)	578,550	572,947
Consolidated Communications, Inc.,
Senior Secured First Lien Term Loan
4.25% (1 Month LIBOR USD + 3.50%,
0.750% Floor), 10/04/2027 (a)	933,868	880,671
Eagle Broadband Investments, LLC,
Senior Secured First Lien Term Loan
4.063% (3 Month LIBOR USD + 3.00%,
0.750% Floor), 11/12/2027 (a)	620,664	613,992
Lumen Technologies, Inc.,
Senior Secured First Lien Term Loan
2.707% (1 Month LIBOR USD + 2.25%),
03/15/2027 (a)	3,584,022	3,494,151
Numericable U.S., LLC,
Senior Secured First Lien Term Loan
4.506% (1 Month LIBOR USD + 4.00%),
08/14/2026 (a)	761,605	748,597
Voyage U.S., LLC,
Senior Secured First Lien Term Loan
4.00% (3 Month LIBOR USD + 3.50%,
0.500% Floor), 07/20/2028 (a)	478,595	475,006

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Telecommunication Services – Diversified – 3.20% – Continued
Zayo Group Holdings, Inc.,
Senior Secured First Lien Term Loan
3.457% (1 Month LIBOR USD + 3.00%),
03/09/2027 (a)	$1,717,474	$1,673,824
Ziggo Financing Partnership,
Senior Secured First Lien Term Loan
2.897% (1 Month LIBOR USD + 2.50%),
04/28/2028 (a)	845,000	833,909
		10,192,398

Telecommunication Services – Wireless – 0.17%
CCI Buyer, Inc.,
Senior Secured First Lien Term Loan
4.651% (3 Month SOFR USD + 4.00%,
0.750% Floor), 12/17/2027 (a)	539,550	533,256

Transportation – 2.43%
AAdvantage Loyalty IP, Ltd.,
Senior Secured First Lien Term Loan
5.50% (3 Month LIBOR USD + 4.75%,
0.750% Floor), 04/20/2028 (a)	727,184	738,092
Atlas CC Acquisition Corp.
Senior Secured First Lien Term Loan
5.00% (3 Month LIBOR USD + 4.25%,
0.750% Floor), 05/25/2028 (a)	904,947	902,545
Senior Secured First Lien Term Loan
5.00% (3 Month LIBOR USD + 4.25%,
0.750% Floor), 05/25/2028 (a)	192,967	192,455
Brown Group Holding, LLC,
Senior Secured First Lien Term Loan
3.506% (3 Month LIBOR USD + 2.50%,
0.500% Floor), 06/07/2028 (a)	464,691	459,366
Hertz Corp.
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 06/30/2028 (a)	384,152	381,884
The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Transportation – 2.43% – Continued
Hertz Corp. – Continued
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 06/30/2028 (a)	$72,945	$72,514
Kenan Advantage Group, Inc.,
Senior Secured First Lien Term Loan
4.50% (1 Month LIBOR USD + 3.75%,
0.750% Floor), 03/24/2026 (a)	621,435	614,251
Lasership, Inc.,
Senior Secured First Lien Term Loan
5.25% (6 Month LIBOR USD + 4.50%,
0.750% Floor), 05/08/2028 (a)	1,600,719	1,595,379
PODS, LLC,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.00%,
0.750% Floor), 03/31/2028 (a)	981,115	971,819
Uber Technologies, Inc.
Senior Secured First Lien Term Loan
3.957% (1 Month LIBOR USD + 3.50%),
04/04/2025 (a)	903,358	902,870
Senior Secured First Lien Term Loan
3.957% (1 Month LIBOR USD + 3.50%),
02/25/2027 (a)	334,423	333,560
WWEX UNI TopCo Holdings, LLC,
Senior Secured First Lien Term Loan
5.00% (3 Month LIBOR USD + 4.25%,
0.750% Floor), 07/26/2028 (a)	571,568	566,835
		7,731,570

Utilities – Power – 0.58%
Calpine Construction Finance Co., L.P.,
Senior Secured First Lien Term Loan
2.209% (1 Month LIBOR USD + 2.00%),
01/15/2025 (a)	839,810	827,213

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 86.57% – Continued

Utilities – Power – 0.58% – Continued
Calpine Corp.,
Senior Secured First Lien Term Loan
2.96% (1 Month LIBOR USD + 2.50%),
12/16/2027 (a)	$375,250	$372,837
Eastern Power, LLC,
Senior Secured First Lien Term Loan
4.756% (3 Month LIBOR USD + 3.75%,
1.000% Floor), 10/02/2025 (a)	207,977	148,976
Lightstone Holdco, LLC
Senior Secured First Lien Term Loan
4.75% (3 Month LIBOR USD + 3.75%,
1.000% Floor), 01/30/2024 (a)	484,942	441,297
Senior Secured First Lien Term Loan
4.75% (3 Month LIBOR USD + 3.75%,
1.000% Floor), 01/30/2024 (a)	27,351	24,890
New Frontera Holdings, LLC,
Senior Secured Second Lien Term Loan
2.50% (3 Month LIBOR USD + 1.50%,
1.000% Floor), 07/28/2028 (a)	57,484	30,754
		1,845,967
TOTAL BANK LOANS
(Cost $277,955,422)		275,600,820

CORPORATE BONDS – 10.52% (e)

Aerospace & Defense – 0.55%
TransDigm, Inc.
6.25%, 03/15/2026 (f)	850,000	874,952
6.375%, 06/15/2026	868,000	876,940
		1,751,892

Building Products – 0.16%
Standard Industries, Inc.
3.375%, 01/15/2031 (f)	600,000	526,653

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 10.52% (e) – Continued

Commercial Services – 0.41%
Garda World Security Corp.
4.625%, 02/15/2027 (c)(f)	$710,000	$681,681
Tempo Acquisition, LLC / Tempo Acquisition
Finance Corp. 5.75%, 06/01/2025 (f)	625,000	631,381
		1,313,062

Construction & Engineering – 0.19%
Pike Corp. 5.50%, 09/01/2028 (f)	638,000	602,419

Environmental Services – 0.25%
GFL Environmental, Inc.
4.00%, 08/01/2028 (c)(f)	541,000	498,302
Stericycle, Inc. 5.375%, 07/15/2024 (f)	295,000	301,135
		799,437

Healthcare – Equipment & Supplies – 0.58%
Change Healthcare Holdings, LLC /
Change Healthcare Finance, Inc.
5.75%, 03/01/2025 (f)	1,830,000	1,832,187

Healthcare – Facilities – 0.92%
DaVita, Inc. 3.75%, 02/15/2031 (f)	500,000	438,738
Legacy LifePoint Health, LLC
4.375%, 02/15/2027 (f)	370,000	358,754
RegionalCare Hospital Partners
Holdings, Inc. / LifePoint Health, Inc.
9.75%, 12/01/2026 (f)	1,460,000	1,529,510
Tenet Healthcare Corp.
4.625%, 06/15/2028 (f)	600,000	591,693
		2,918,695
Healthcare – Managed Health Care – 0.33%
Verscend Escrow Corp.
9.75%, 08/15/2026 (f)	1,010,000	1,051,557

Healthcare – Pharmaceuticals & Biotechnology – 0.67%
Bausch Health Cos., Inc.
5.50%, 11/01/2025 (c)(f)	775,000	774,171

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 10.52% (e) – Continued

Healthcare – Pharmaceuticals & Biotechnology – 0.67% – Continued
Teva Pharmaceutical Finance
Netherlands III BV 3.15%, 10/01/2026 (c)	$1,515,000	$1,375,907
		2,150,078

Healthcare – Reits – 0.15%
MPT Operating Partnership, L.P. /
MPT Finance Corp. 3.50%, 03/15/2031	505,000	469,861

Industrial Machinery – 0.16%
WESCO Distribution, Inc.
7.125%, 06/15/2025 (f)	490,000	509,522

Leisure – Casinos & Gaming – 1.27%
Caesars Entertainment, Inc.
6.25%, 07/01/2025 (f)	1,885,000	1,950,598
Premier Entertainment Sub, LLC /
Premier Entertainment Finance Corp.
5.625%, 09/01/2029 (f)	561,000	481,450
5.875%, 09/01/2031 (f)	562,000	481,592
VICI Properties, L.P. / VICI Note Co., Inc.
3.50%, 02/15/2025 (f)	1,145,000	1,128,964
		4,042,604

Leisure – Restaurants – 0.25%
CEC Entertainment, LLC
6.75%, 05/01/2026 (f)	850,000	813,148

Media – Cable & Satellite – 0.83%
DISH DBS Corp.
5.875%, 07/15/2022	1,450,000	1,459,048
5.125%, 06/01/2029	575,000	490,418
Hughes Satellite Systems Corp.
6.625%, 08/01/2026	675,000	699,546
		2,649,012

Media – Entertainment – 0.33%
Playtika Holding Corp.
4.25%, 03/15/2029 (f)	1,130,000	1,044,612

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 10.52% (e) – Continued

Metals & Mining – 0.04%
GrafTech Finance, Inc.
4.625%, 12/15/2028 (f)	$127,000	$118,343

Packaging – 0.49%
Flex Acquisition Co., Inc.
7.875%, 07/15/2026 (f)	1,500,000	1,554,104

Retail – Food & Drug – 0.15%
U.S. Foods, Inc. 6.25%, 04/15/2025 (f)	465,000	478,385

Retailing – 0.34%
QVC, Inc.
4.85%, 04/01/2024	730,000	747,775
4.75%, 02/15/2027	350,000	335,757
		1,083,532

Technology – Software & Services – 1.37%
Boxer Parent Co., Inc.
7.125%, 10/02/2025 (f)	385,000	399,734
Elastic N.V. 4.125%, 07/15/2029 (c)(f)	844,000	785,992
NortonLifeLock, Inc. 5.00%, 04/15/2025 (f)	750,000	750,990
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (f)	1,505,000	1,351,376
Sabre GLBL, Inc. 7.375%, 09/01/2025 (f)	1,025,000	1,072,012
		4,360,104

Technology Hardware – 0.05%
Diebold Nixdorf, Inc.
9.375%, 07/15/2025 (f)	158,000	160,747

Telecommunication Services – Diversified – 0.58%
Frontier Communications Holdings, LLC
5.00%, 05/01/2028 (f)	1,000,000	961,225
Northwest Fiber, LLC /
Northwest Fiber Finance Sub, Inc.
4.75%, 04/30/2027 (f)	349,000	332,119
6.00%, 02/15/2028 (f)	622,000	547,271
		1,840,615

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 10.52% (e) – Continued

Transportation – 0.45%
Uber Technologies, Inc.
8.00%, 11/01/2026 (f)	$1,350,000	$1,435,995
TOTAL CORPORATE BONDS
(Cost $34,020,037)		33,506,564

	Shares

EQUITIES – 0.03%

Media – Broadcasting – 0.03%
Cumulus Media, Inc. (b)	8,437	83,948

Utilities – Power – 0.00%
Frontera Generation Holdings, LLC (b)	479	1,437
TOTAL EQUITIES
(Cost $143,739)		85,385

WARRANT – 0.01%

Media – Entertainment – 0.01%
Crown Finance U.S., Inc. (b)	98,930	16,323
TOTAL WARRANT
(Cost $30,928)		16,323

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

		Fair
	Shares	Value

MONEY MARKET FUND – 7.25%
First American Government
Obligations Fund – Class X, 0.19% (d)	23,087,498	$23,087,498
TOTAL MONEY MARKET FUND
(Cost $23,087,498)		23,087,498
Total Investments (Cost $335,237,624) – 104.38%		332,296,590
Liabilities in Excess of Other Assets – (4.38%)		(13,938,866)
TOTAL NET ASSETS – 100.00%		$318,357,724

Percentages are stated as a percent of net assets.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Funding Rate

(a)	Variable rate securities. The coupon rate shown is the effective interest rate as of March 31, 2022.
(b)	Non-income producing security.
(c)	U.S. traded security of a foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of March 31, 2022.
(e)	All or a portion is posted as collateral for delayed settlement securities.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of March 31, 2022, the value of these investments was $27,051,312 or 8.50% of total net assets.

(g)	Final terms of the bank loan are not yet known, so reference index and spread information may not be presented.
(h)	All or a portion of the loan is unfunded.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc.  Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

PORTFOLIO ALLOCATION
March 31, 2022 (Unaudited)

% Net
TOP TEN HOLDINGS	Assets
Verscend Escrow Corp. 9.75%, 08/15/2026	1.56%
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.
9.75%, 12/01/2026	1.33%
Bausch Health Cos., Inc. 9.00%, 12/15/2025	1.31%
AMC Networks, Inc. 4.75%, 08/01/2025	1.23%
Bausch Health Cos., Inc. 6.125%, 04/15/2025	1.23%
Change Healthcare Holdings, LLC / Change Healthcare Finance, Inc.
5.75%, 03/01/2025	1.11%
KAR Auction Services, Inc. 5.125%, 06/01/2025	1.06%
Boxer Parent Co., Inc. 7.125%, 10/02/2025	1.06%
Aramark Services, Inc. 6.375%, 05/01/2025	1.00%
Caesars Entertainment, Inc. 6.25%, 07/01/2025	0.99%

The portfolio’s holdings and allocations are subject to change.  The top ten holdings presented exclude the money market fund. The percentages are of total net assets as of March 31, 2022.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 90.45% (f)

Aerospace & Defense – 2.71%
Howmet Aerospace, Inc.
5.125%, 10/01/2024	$5,660,000	$5,864,949
Spirit AeroSystems, Inc.
7.50%, 04/15/2025 (c)	1,000,000	1,037,320
TransDigm, Inc.
8.00%, 12/15/2025 (c)	3,620,000	3,773,415
6.25%, 03/15/2026 (c)	9,551,000	9,831,370
6.375%, 06/15/2026	11,157,000	11,271,917
TransDigm UK Holdings PLC
6.875%, 05/15/2026 (b)	5,796,000	5,909,630
Triumph Group, Inc.
8.875%, 06/01/2024 (c)	3,129,000	3,309,919
		40,998,520

Auto Retail – 0.45%
Penske Automotive Group, Inc.
3.50%, 09/01/2025	6,910,000	6,868,955

Automotive – 5.68%
American Axle & Manufacturing, Inc.
6.25%, 03/15/2026	3,727,000	3,764,009
Clarios Global, L.P.
6.75%, 05/15/2025 (b)(c)	549,000	569,190
Clarios Global, L.P. / Clarios U.S. Finance Co.
6.25%, 05/15/2026 (b)(c)	6,167,000	6,353,922
8.50%, 05/15/2027 (b)(c)	6,934,000	7,203,386
Dana Financing Luxembourg S.A.R.L.
5.75%, 04/15/2025 (b)(c)	7,085,000	7,129,848
Ford Motor Co. 9.00%, 04/22/2025	4,405,000	5,058,262
Ford Motor Credit Co., LLC
1.741% (3 Month LIBOR
USD + 1.235%), 02/15/2023 (a)	1,300,000	1,290,346
3.664%, 09/08/2024	1,855,000	1,835,699
5.125%, 06/16/2025	1,275,000	1,302,055
3.375%, 11/13/2025	8,955,000	8,696,066
2.70%, 08/10/2026	4,195,000	3,902,609
4.95%, 05/28/2027	2,035,000	2,074,235

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 90.45% (f) – Continued

Automotive – 5.68% – Continued
Goodyear Tire & Rubber Co.
9.50%, 05/31/2025	$4,970,000	$5,269,691
5.00%, 05/31/2026	12,677,000	12,667,365
IHO Verwaltungs GmbH 4.750% Cash or
6.00% PIK, 09/15/2026 (b)(c)(g)	2,000,000	1,962,760
Jaguar Land Rover Automotive PLC
5.625%, 02/01/2023 (b)(c)	5,915,000	5,893,942
7.75%, 10/15/2025 (b)(c)	5,531,000	5,728,844
Meritor, Inc. 6.25%, 06/01/2025 (c)	3,020,000	3,122,197
ZF North America Capital, Inc.
4.75%, 04/29/2025 (c)	1,955,000	1,964,384
		85,788,810

Building Products – 0.11%
United Rentals North America, Inc.
5.50%, 05/15/2027	1,565,000	1,620,495

Chemicals – 3.70%
Avient Corp. 5.75%, 05/15/2025 (c)	8,006,000	8,232,570
Consolidated Energy Finance SA
6.50%, 05/15/2026 (b)(c)	4,025,000	4,112,805
Methanex Corp. 4.25%, 12/01/2024 (b)	4,976,000	4,982,345
NOVA Chemicals Corp.
4.875%, 06/01/2024 (b)(c)	10,260,000	10,426,776
SCIL IV, LLC / SCIL, U.S.A. Holdings, LLC
5.375%, 11/01/2026 (c)	2,910,000	2,681,769
SPCM SA 3.125%, 03/15/2027 (b)(c)	3,980,000	3,670,077
Trinseo Materials Operating SCA /
Trinseo Materials Finance, Inc.
5.375%, 09/01/2025 (b)(c)	8,471,000	8,387,307
Tronox, Inc. 6.50%, 05/01/2025 (c)	6,177,000	6,395,048
W.R. Grace Holdings, LLC
5.625%, 10/01/2024 (c)	7,025,000	7,083,483
		55,972,180

Commercial Services – 3.63%
Allied Universal Holdco, LLC /
Allied Universal Finance Corp.
6.625%, 07/15/2026 (c)	4,355,000	4,412,486

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 90.45% (f) – Continued

Commercial Services – 3.63% – Continued
Aramark Services, Inc.
5.00%, 04/01/2025 (c)	$2,430,000	$2,440,716
6.375%, 05/01/2025 (c)	14,776,000	15,182,636
Brink’s Co. 5.50%, 07/15/2025 (c)	3,345,000	3,375,523
Garda World Security Corp.
9.50%, 11/01/2027 (b)(c)	5,189,000	5,327,546
Iron Mountain, Inc.
4.875%, 09/15/2027 (c)	2,880,000	2,853,432
KAR Auction Services, Inc.
5.125%, 06/01/2025 (c)	15,855,000	16,072,214
Tempo Acquisition, LLC /
Tempo Acquisition Finance Corp.
5.75%, 06/01/2025 (c)	5,142,000	5,194,500
		54,859,053

Construction & Engineering – 0.25%
Picasso Finance Sub, Inc.
6.125%, 06/15/2025 (c)	3,679,000	3,745,167

Consumer Discretionary – 0.64%
Hanesbrands, Inc. 4.625%, 05/15/2024 (c)	5,255,000	5,342,548
Houghton Mifflin Harcourt Publishers, Inc.
9.00%, 02/15/2025 (c)	4,155,000	4,344,572
		9,687,120

Consumer Non-Discretionary – 0.14%
Spectrum Brands, Inc. 5.75%, 07/15/2025	2,138,000	2,181,081

Environmental Services – 1.74%
Clean Harbors, Inc. 4.875%, 07/15/2027 (c)	2,495,000	2,493,216
GFL Environmental, Inc.
4.25%, 06/01/2025 (b)(c)	4,263,000	4,225,635
3.75%, 08/01/2025 (b)(c)	5,850,000	5,741,570
5.125%, 12/15/2026 (b)(c)	1,055,000	1,065,381
Stericycle, Inc. 5.375%, 07/15/2024 (c)	12,439,000	12,697,669
		26,223,471

Financials – Consumer Finance – 1.56%
Ally Financial, Inc.
5.75%, 11/20/2025	2,410,000	2,539,579

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 90.45% (f) – Continued

Financials – Consumer Finance – 1.56% – Continued
goeasy, Ltd.
5.375%, 12/01/2024 (b)(c)	$5,069,000	$5,040,132
4.375%, 05/01/2026 (b)(c)	1,760,000	1,660,947
LFS Topco, LLC 5.875%, 10/15/2026 (c)	1,720,000	1,614,530
Navient Corp.
5.50%, 01/25/2023	1,875,000	1,900,631
7.25%, 09/25/2023	1,961,000	2,036,783
6.75%, 06/25/2025	1,755,000	1,798,656
OneMain Finance Corp.
6.125%, 03/15/2024	4,000,000	4,104,660
6.875%, 03/15/2025	1,850,000	1,944,905
8.875%, 06/01/2025	885,000	933,796
		23,574,619

Financials – Diversified – 0.75%
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/2027 (c)	4,510,000	4,203,297
Starwood Property Trust, Inc.
5.50%, 11/01/2023 (c)	3,043,000	3,098,504
3.75%, 12/31/2024 (c)	1,765,000	1,723,373
3.625%, 07/15/2026 (c)	2,395,000	2,290,135
		11,315,309

Financials – Insurance – 0.90%
Acrisure, LLC / Acrisure Finance, Inc.
7.00%, 11/15/2025 (c)	5,075,000	5,004,102
10.125%, 08/01/2026 (c)	4,271,000	4,553,783
HUB International, Ltd.
7.00%, 05/01/2026 (c)	4,000,000	4,049,940
		13,607,825

Financials – Thrifts & Mortgages – 0.68%
Nationstar Mortgage Holdings, Inc.
6.00%, 01/15/2027 (c)	1,445,000	1,472,917
PennyMac Financial Services, Inc.
5.375%, 10/15/2025 (c)	5,935,000	5,885,116
Rocket Mortgage, LLC /
Rocket Mortgage Co-Issuer, Inc.
2.875%, 10/15/2026 (c)	1,732,000	1,591,275

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 90.45% (f) – Continued

Financials – Thrifts & Mortgages – 0.68% – Continued
United Wholesale Mortgage, LLC
5.50%, 11/15/2025 (c)	$1,350,000	$1,311,775
		10,261,083

Food & Beverage – 1.25%
B&G Foods, Inc. 5.25%, 04/01/2025	12,248,000	11,993,609
Herbalife Nutrition, Ltd. /
HLF Financing, Inc.
7.875%, 09/01/2025 (b)(c)	3,470,000	3,562,597
Post Holdings, Inc. 5.75%, 03/01/2027 (c)	3,240,000	3,260,169
		18,816,375

Healthcare – Equipment & Supplies – 1.71%
Change Healthcare Holdings, LLC /
Change Healthcare Finance, Inc.
5.75%, 03/01/2025 (c)	16,789,000	16,809,063
Ortho-Clinical Diagnostics, Inc. /
Ortho-Clinical Diagnostics SA
7.375%, 06/01/2025 (c)	8,756,000	9,031,945
		25,841,008

Healthcare – Facilities – 5.31%
Global Medical Response, Inc.
6.50%, 10/01/2025 (c)	3,860,000	3,836,995
HCA, Inc.
7.50%, 12/15/2023	2,505,000	2,673,849
8.36%, 04/15/2024	3,846,000	4,191,063
5.375%, 02/01/2025	1,805,000	1,881,794
7.69%, 06/15/2025	658,000	728,436
7.58%, 09/15/2025	2,251,000	2,494,963
Legacy LifePoint Health, LLC
6.75%, 04/15/2025 (c)	8,881,000	9,164,038
ModivCare, Inc. 5.875%, 11/15/2025 (c)	5,882,000	5,948,290
RegionalCare Hospital Partners
Holdings, Inc. / LifePoint Health, Inc.
9.75%, 12/01/2026 (c)	19,226,000	20,141,350

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 90.45% (f) – Continued

Healthcare – Facilities – 5.31% – Continued
RP Escrow Issuer, LLC
5.25%, 12/15/2025 (c)	$4,345,000	$4,250,453
Surgery Center Holdings, Inc.
6.75%, 07/01/2025 (c)	9,380,000	9,355,940
10.00%, 04/15/2027 (c)	1,100,000	1,156,760
Tenet Healthcare Corp.
6.75%, 06/15/2023	6,235,000	6,507,843
4.625%, 07/15/2024	656,000	659,769
4.625%, 09/01/2024 (c)	7,229,000	7,282,856
		80,274,399

Healthcare – Life Sciences – 0.25%
Catalent Pharma Solutions, Inc.
5.00%, 07/15/2027 (c)	1,290,000	1,304,538
IQVIA, Inc. 5.00%, 10/15/2026 (c)	2,409,000	2,460,312
		3,764,850

Healthcare – Managed Health Care – 1.56%
Verscend Escrow Corp.
9.75%, 08/15/2026 (c)	22,659,000	23,591,305

Healthcare – Pharmaceuticals & Biotechnology – 3.47%
Bausch Health Cos., Inc.
6.125%, 04/15/2025 (b)(c)	18,369,000	18,541,209
5.50%, 11/01/2025 (b)(c)	500,000	499,465
9.00%, 12/15/2025 (b)(c)	19,144,000	19,854,243
Elanco Animal Health, Inc.
5.272%, 08/28/2023 (d)	2,952,000	3,052,589
Teva Pharmaceutical
Finance Netherlands III B.V.
2.80%, 07/21/2023 (b)	1,120,000	1,110,088
6.00%, 04/15/2024 (b)	4,375,000	4,489,756
7.125%, 01/31/2025 (b)	2,400,000	2,527,668
4.75%, 05/09/2027 (b)	2,455,000	2,371,377
		52,446,395

Healthcare – Reits – 0.94%
MPT Operating Partnership, L.P. /
MPT Finance Corp. 5.25%, 08/01/2026	13,797,000	14,137,579

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 90.45% (f) – Continued

Industrial Machinery – 1.53%
Colfax Corp. 6.375%, 02/15/2026 (c)	$4,762,000	$4,915,170
EnPro Industries, Inc. 5.75%, 10/15/2026	5,584,000	5,723,432
Hillenbrand, Inc. 5.75%, 06/15/2025	2,105,000	2,160,309
WESCO Distribution, Inc.
7.125%, 06/15/2025 (c)	9,942,000	10,338,089
		23,137,000

Leisure – Casinos & Gaming – 6.15%
Boyd Gaming Corp. 8.625%, 06/01/2025 (c)	3,275,000	3,443,957
Caesars Entertainment, Inc.
6.25%, 07/01/2025 (c)	14,525,000	15,030,470
Caesars Resort Collection, LLC /
CRC Finco, Inc. 5.75%, 07/01/2025 (c)	4,855,000	4,981,150
International Game Technology PLC
6.50%, 02/15/2025 (b)(c)	12,070,000	12,740,730
4.125%, 04/15/2026 (b)(c)	4,525,000	4,473,415
MGM Growth Properties
Operating Partnership, L.P. /
MGP Finance Co-Issuer, Inc.
5.625%, 05/01/2024	4,010,000	4,134,711
4.625%, 06/15/2025 (c)	5,097,000	5,142,694
MGM Resorts International
6.00%, 03/15/2023	6,128,000	6,271,640
6.75%, 05/01/2025	4,220,000	4,374,642
Scientific Games International, Inc.
8.625%, 07/01/2025 (c)	6,860,000	7,223,580
5.00%, 10/15/2025 (c)	9,754,000	9,997,850
8.25%, 03/15/2026 (c)	7,655,000	7,970,769
VICI Properties, L.P. / VICI Note Co., Inc.
3.50%, 02/15/2025 (c)	1,865,000	1,838,881
4.25%, 12/01/2026 (c)	5,240,000	5,226,376
		92,850,865
Leisure – Hotels – 5.25%
Cedar Fair L.P. / Canada’s Wonderland
Co. / Magnum Management
Corp. / Millennium Op
5.50%, 05/01/2025 (c)	2,530,000	2,601,143

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 90.45% (f) – Continued

Leisure – Hotels – 5.25% – Continued
Hilton Domestic Operating Co., Inc.
5.375%, 05/01/2025 (c)	$1,510,000	$1,548,580
Marriott Ownership Resorts, Inc.
6.125%, 09/15/2025 (c)	5,860,000	6,013,796
NCL Corp., Ltd. 5.875%, 02/15/2027 (b)(c)	1,000,000	986,275
RLJ Lodging Trust, L.P.
3.75%, 07/01/2026 (c)	4,802,000	4,568,335
Royal Caribbean Cruises, Ltd.
5.25%, 11/15/2022 (b)	2,040,000	2,064,235
10.875%, 06/01/2023 (b)(c)	12,307,000	13,108,863
11.50%, 06/01/2025 (b)(c)	2,789,000	3,067,677
Service Properties Trust
5.00%, 08/15/2022	11,897,000	11,853,636
4.50%, 06/15/2023	1,765,000	1,750,968
4.65%, 03/15/2024	1,230,000	1,185,437
4.35%, 10/01/2024	3,705,000	3,578,289
7.50%, 09/15/2025	3,820,000	4,015,011
Six Flags Theme Parks, Inc.
7.00%, 07/01/2025 (c)	6,459,000	6,751,754
Travel + Leisure Co. 3.90%, 03/01/2023	1,715,000	1,717,144
TripAdvisor, Inc. 7.00%, 07/15/2025 (c)	11,192,000	11,487,133
Vail Resorts, Inc. 6.25%, 05/15/2025 (c)	2,903,000	3,003,342
		79,301,618

Leisure – Restaurants – 1.71%
1011778 B.C., ULC / New Red Finance, Inc.
5.75%, 04/15/2025 (b)(c)	2,800,000	2,887,500
IRB Holding Corp.
7.00%, 06/15/2025 (c)	5,865,000	6,108,251
6.75%, 02/15/2026 (c)	8,454,000	8,611,202
Yum! Brands, Inc. 7.75%, 04/01/2025 (c)	7,877,000	8,182,234
		25,789,187

Media – Broadcasting – 4.54%
AMC Networks, Inc.
5.00%, 04/01/2024	3,277,000	3,273,117
4.75%, 08/01/2025	18,692,000	18,656,952

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 90.45% (f) – Continued

Media – Broadcasting – 4.54% – Continued
Gray Television, Inc.
5.875%, 07/15/2026 (c)	$11,385,000	$11,679,473
Nexstar Media, Inc.
5.625%, 07/15/2027 (c)	4,341,000	4,406,115
Sirius XM Radio, Inc.
3.125%, 09/01/2026 (c)	4,478,000	4,239,784
5.00%, 08/01/2027 (c)	6,346,000	6,357,486
TEGNA, Inc. 4.75%, 03/15/2026 (c)	3,590,000	3,588,349
Univision Communications, Inc.
5.125%, 02/15/2025 (c)	9,378,000	9,398,303
6.625%, 06/01/2027 (c)	6,710,000	7,036,542
		68,636,121

Media – Cable & Satellite – 5.43%
CCO Holdings, LLC / CCO Holdings
Capital Corp. 5.50%, 05/01/2026 (c)	13,811,000	14,046,063
Connect Finco S.A.R.L. / Connect U.S.
Finco, LLC 6.75%, 10/01/2026 (b)(c)	2,500,000	2,546,737
CSC Holdings, LLC
5.875%, 09/15/2022	1,380,000	1,392,565
5.50%, 04/15/2027 (c)	7,117,000	7,067,644
DIRECTV Financing, LLC / DIRECTV
Financing Co-Obligor, Inc.
5.875%, 08/15/2027 (c)	4,585,000	4,519,091
DISH DBS Corp.
5.875%, 07/15/2022	3,375,000	3,396,060
5.875%, 11/15/2024	2,565,000	2,562,089
7.75%, 07/01/2026	3,107,000	3,085,562
5.25%, 12/01/2026 (c)	5,142,000	4,904,568
Hughes Satellite Systems Corp.
6.625%, 08/01/2026	3,425,000	3,549,550
Maxar Space Robotics, LLC
9.75%, 12/31/2023 (c)	11,234,000	11,977,185
Quebecor Media, Inc.
5.75%, 01/15/2023 (b)	7,165,000	7,303,356
Radiate Holdco, LLC / Radiate Finance, Inc.
4.50%, 09/15/2026 (c)	2,515,000	2,426,189

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 90.45% (f) – Continued

Media – Cable & Satellite – 5.43% – Continued
Viasat, Inc. 5.625%, 09/15/2025 (c)	$9,864,000	$9,650,296
Videotron, Ltd. 5.375%, 06/15/2024 (b)(c)	3,510,000	3,603,717
		82,030,672

Media – Diversified – 1.23%
Match Group Holdings II, LLC
5.00%, 12/15/2027 (c)	2,045,000	2,042,290
Nielsen Co. Luxembourg S.A.R.L.
5.00%, 02/01/2025 (b)(c)	10,442,000	10,508,881
Outfront Media Capital, LLC / Outfront
Media Capital Corp. 6.25%, 06/15/2025 (c)	5,881,000	6,042,581
		18,593,752

Media – Entertainment – 0.79%
Live Nation Entertainment, Inc.
4.875%, 11/01/2024 (c)	4,663,000	4,689,754
5.625%, 03/15/2026 (c)	7,048,000	7,188,537
		11,878,291

Metals & Mining – 0.52%
FMG Resources August 2006 Pty, Ltd.
5.125%, 05/15/2024 (b)(c)	7,711,000	7,871,582

Midstream – Storage & Transport – 2.43%
Buckeye Partners, L.P.
4.15%, 07/01/2023	3,537,000	3,558,965
4.35%, 10/15/2024	3,460,000	3,481,607
4.125%, 03/01/2025 (c)	3,625,000	3,575,374
DCP Midstream Operating, L.P.
3.875%, 03/15/2023	850,000	851,063
EQM Midstream Partners, L.P.
4.75%, 07/15/2023	1,305,000	1,316,784
6.00%, 07/01/2025 (c)	1,945,000	1,974,525
NGL Energy Operating, LLC / NGL Energy
Finance Corp. 7.50%, 02/01/2026 (c)	1,211,000	1,192,768
NuStar Logistics, L.P. 5.75%, 10/01/2025	3,385,000	3,454,511
Rattler Midstream, L.P.
5.625%, 07/15/2025 (c)	6,275,000	6,377,345

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 90.45% (f) – Continued

Midstream – Storage & Transport – 2.43% – Continued
Sunoco, L.P. / Sunoco Finance Corp.
6.00%, 04/15/2027	$2,341,000	$2,389,072
Tallgrass Energy Partners, L.P. /
Tallgrass Energy Finance Corp.
7.50%, 10/01/2025 (c)	2,630,000	2,774,177
Targa Resources Partners, L.P. /
Targa Resources Partners Finance Corp.
5.875%, 04/15/2026	5,590,000	5,768,461
		36,714,652

Packaging – 4.19%
ARD Finance SA 6.50%, 06/30/2027 (b)(c)	3,328,467	3,049,508
Ardagh Packaging Finance PLC /
Ardagh Holdings U.S.A., Inc.
5.25%, 04/30/2025 (b)(c)	12,800,000	12,854,464
4.125%, 08/15/2026 (b)(c)	5,365,000	5,175,186
Berry Global, Inc.
4.50%, 02/15/2026 (c)	1,500,000	1,501,905
4.875%, 07/15/2026 (c)	5,221,000	5,293,729
CANPACK SA / CANPACK U.S., LLC
3.125%, 11/01/2025 (b)(c)	3,075,000	2,824,756
Crown Americas, LLC /
Crown Americas Capital Corp. V
4.25%, 09/30/2026	855,000	858,044
Crown Americas, LLC /
Crown Americas Capital Corp. VI
4.75%, 02/01/2026	5,150,000	5,202,427
Flex Acquisition Co., Inc.
6.875%, 01/15/2025 (c)	9,339,000	9,378,537
7.875%, 07/15/2026 (c)	7,460,000	7,729,082
LABL, Inc. 6.75%, 07/15/2026 (c)	4,810,000	4,763,343
Sealed Air Corp.
5.125%, 12/01/2024 (c)	4,359,000	4,530,431
5.50%, 09/15/2025 (c)	205,000	215,060
		63,376,472

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 90.45% (f) – Continued

Paper & Forest Products – 0.26%
Mercer International, Inc.
5.50%, 01/15/2026	$3,969,000	$4,003,530

Real Estate – Homebuilding – 0.42%
Taylor Morrison Communities, Inc. /
Taylor Morrison Holdings II, Inc.
5.625%, 03/01/2024 (c)	3,455,000	3,559,479
TRI Pointe Group, Inc. / TRI Pointe
Homes, Inc. 5.875%, 06/15/2024	2,610,000	2,715,157
		6,274,636

Real Estate – Management – 0.68%
Greystar Real Estate Partners, LLC
5.75%, 12/01/2025 (c)	3,398,000	3,429,160
Newmark Group, Inc. 6.125%, 11/15/2023	2,920,000	3,058,116
Realogy Group, LLC / Realogy Co-Issuer
Corp. 4.875%, 06/01/2023 (c)	3,690,000	3,717,693
		10,204,969

Retail – Food & Drug – 1.53%
Albertsons Cos., Inc. / Safeway, Inc. /
New Albertsons, L.P. / Albertsons, LLC
3.50%, 02/15/2023 (c)	3,815,000	3,820,856
3.25%, 03/15/2026 (c)	3,565,000	3,373,845
7.50%, 03/15/2026 (c)	10,659,000	11,275,143
U.S. Foods, Inc. 6.25%, 04/15/2025 (c)	4,560,000	4,691,260
		23,161,104

Retailing – 1.25%
Bath & Body Works, Inc.
9.375%, 07/01/2025 (c)	2,277,000	2,598,512
QVC, Inc.
4.375%, 03/15/2023	8,593,000	8,635,965
4.45%, 02/15/2025	7,731,000	7,705,720
		18,940,197

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 90.45% (f) – Continued

Technology – Software & Services – 4.37%
Block, Inc. 2.75%, 06/01/2026 (c)	$1,790,000	$1,694,056
Boxer Parent Co., Inc.
7.125%, 10/02/2025 (c)	15,453,000	16,044,387
9.125%, 03/01/2026 (c)	4,240,000	4,388,209
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026 (c)	4,585,000	4,556,160
Go Daddy Operating Co., LLC / GD Finance
Co., Inc. 5.25%, 12/01/2027 (c)	3,465,000	3,488,337
NortonLifeLock, Inc.
3.95%, 06/15/2022	1,400,000	1,399,013
5.00%, 04/15/2025 (c)	12,540,000	12,556,553
Nuance Communications, Inc.
5.625%, 12/15/2026	6,440,000	6,621,157
PTC, Inc. 3.625%, 02/15/2025 (c)	1,510,000	1,494,991
Sabre GLBL, Inc.
9.25%, 04/15/2025 (c)	6,020,000	6,684,216
7.375%, 09/01/2025 (c)	1,320,000	1,380,542
Shift4 Payments, LLC / Shift4 Payments
Finance Sub, Inc. 4.625%, 11/01/2026 (c)	5,856,000	5,645,418
		65,953,039

Technology Hardware – 1.65%
CDW, LLC / CDW Finance Corp.
4.125%, 05/01/2025	3,945,000	3,972,240
CommScope, Inc. 6.00%, 03/01/2026 (c)	1,800,000	1,823,040
Diebold Nixdorf, Inc.
8.50%, 04/15/2024	534,000	512,613
9.375%, 07/15/2025 (c)	5,333,000	5,425,714
NCR Corp. 5.75%, 09/01/2027 (c)	6,805,000	6,814,051
Presidio Holdings, Inc.
8.25%, 02/01/2028 (c)	2,000,000	2,042,620
Seagate HDD Cayman
4.75%, 06/01/2023 (b)	1,631,000	1,658,230
Sensata Technologies B.V.
4.875%, 10/15/2023 (b)(c)	705,000	727,003
Western Digital Corp. 4.75%, 02/15/2026	1,875,000	1,906,294
		24,881,805
The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 90.45% (f) – Continued

Telecommunication Services – Diversified – 3.74%
Altice France Holding SA
10.50%, 05/15/2027 (b)(c)	$2,495,000	$2,616,494
Altice France SA 8.125%, 02/01/2027 (b)(c)	14,300,000	14,749,592
Cogent Communications Group, Inc.
3.50%, 05/01/2026 (c)	2,175,000	2,069,219
Level 3 Financing, Inc.
5.375%, 05/01/2025	8,253,000	8,346,218
5.25%, 03/15/2026	6,960,000	6,978,418
Lumen Technologies, Inc.
6.75%, 12/01/2023	3,310,000	3,442,499
7.50%, 04/01/2024	1,780,000	1,879,769
5.625%, 04/01/2025	5,535,000	5,584,206
5.125%, 12/15/2026 (c)	188,000	179,540
Northwest Fiber, LLC / Northwest Fiber
Finance Sub, Inc. 4.75%, 04/30/2027 (c)	3,695,000	3,516,273
Uniti Group, L.P. / Uniti Fiber
Holdings, Inc. / CSL Capital, LLC
7.875%, 02/15/2025 (c)	6,865,000	7,140,973
		56,503,201

Telecommunication Services – Wireless – 0.63%
Sprint Corp.
7.875%, 09/15/2023	5,420,000	5,765,498
7.125%, 06/15/2024	3,500,000	3,758,300
		9,523,798

Transportation – 1.81%
Uber Technologies, Inc.
7.50%, 05/15/2025 (c)	4,010,000	4,188,866
8.00%, 11/01/2026 (c)	10,285,000	10,940,154
7.50%, 09/15/2027 (c)	1,275,000	1,361,069
XPO Logistics, Inc. 6.25%, 05/01/2025 (c)	10,540,000	10,906,792
		27,396,881

Utilities – Power – 2.18%
Calpine Corp. 5.25%, 06/01/2026 (c)	2,323,000	2,337,658

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 90.45% (f) – Continued

Utilities – Power – 2.18% – Continued
NextEra Energy Operating Partners, L.P.
4.25%, 07/15/2024 (c)	$7,808,000	$7,913,564
4.25%, 09/15/2024 (c)	72,000	72,795
TerraForm Power Operating, LLC
4.25%, 01/31/2023 (c)	3,940,000	3,934,445
Vistra Operations Co., LLC
5.50%, 09/01/2026 (c)	6,639,000	6,679,365
5.625%, 02/15/2027 (c)	10,641,000	10,644,192
5.00%, 07/31/2027 (c)	1,390,000	1,369,838
		32,951,857

Utilities – Propane – 0.73%
AmeriGas Partners, L.P. / AmeriGas
Finance Corp. 5.625%, 05/20/2024	6,881,000	7,030,765
Ferrellgas, L.P. / Ferrellgas Finance Corp.
5.375%, 04/01/2026 (c)	4,159,000	3,956,457
		10,987,222
TOTAL CORPORATE BONDS
(Cost $1,384,343,109)		1,366,538,050

BANK LOANS – 3.57%

Aerospace & Defense – 0.11%
Transdigm, Inc.,
Senior Secured First Lien Term Loan
2.707% (1 Month LIBOR USD + 2.25%),
12/09/2025 (a)	1,751,467	1,724,372

Building Products – 0.07%
CPG International, Inc.,
Senior Secured First Lien Term Loan
3.25%, 05/03/2024 (a)(h)	1,047,311	1,040,373

Commercial Services – 0.06%
IRI Holdings, Inc.,
Senior Secured First Lien Term Loan
4.707% (1 Month LIBOR USD + 4.25%),
12/01/2025 (a)	691,763	690,175

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 3.57% – Continued
Commercial Services – 0.06% – Continued
Tempo Acquisition, LLC,
Senior Secured First Lien Term Loan
3.207% (1 Month LIBOR USD + 2.75%),
05/01/2024 (a)	$181,377	$180,606
		870,781
Finance – Insurance – 0.13%
U.S.I., Inc.,
Senior Secured First Lien Term Loan
4.35%, 05/16/2024 (a)(h)	1,994,778	1,984,266
Financials – Insurance – 0.30%
Asurion, LLC
Senior Secured First Lien Term Loan
3.582% (1 Month LIBOR USD + 3.125%),
11/03/2023 (a)	99,595	99,134
Senior Secured First Lien Term Loan
3.457% (1 Month LIBOR USD + 3.00%),
11/04/2024 (a)	1,443,750	1,427,248
Senior Secured First Lien Term Loan
3.707% (1 Month LIBOR USD + 3.25%),
12/23/2026 (a)	420,382	411,886
Senior Secured Second Lien Term Loan
5.707% (1 Month LIBOR USD + 5.25%),
01/19/2029 (a)	1,055,000	1,032,914
HUB International, Ltd.,
Senior Secured First Lien Term Loan
4.00% (3 Month LIBOR USD + 3.25%,
0.750% Floor), 04/25/2025 (a)	1,522,292	1,514,681
		4,485,863
Healthcare – Equipment & Supplies – 0.23%
Change Healthcare Holdings, Inc.,
Senior Secured First Lien Term Loan
3.50%, 03/01/2024 (a)(h)	3,505,000	3,490,542

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 3.57% – Continued

Healthcare – Facilities – 0.13%
RegionalCare Hospital Partners Holdings, Inc.,
Senior Secured First Lien Term Loan
4.197% (1 Month LIBOR USD + 3.75%),
11/14/2025 (a)	$1,980,643	$1,972,077

Healthcare – Managed Health Care – 0.08%
Verscend Holding Corp.,
Senior Secured First Lien Term Loan
4.457% (1 Month LIBOR USD + 4.00%),
08/27/2025 (a)	1,241,872	1,240,319

Healthcare – Pharmaceuticals & Biotechnology – 0.11%
Bausch Health Cos., Inc.,
Senior Secured First Lien Term Loan
3.207% (1 Month LIBOR USD + 2.75%),
11/27/2025 (a)	1,736,149	1,723,128

Media – Broadcasting – 0.06%
Univision Communications, Inc.,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 2.75%,
1.000% Floor), 03/15/2024 (a)	941,968	941,732

Media – Cable & Satellite – 0.14%
Connect U.S. Finco, LLC,
Senior Secured First Lien Term Loan
4.50%, 12/11/2026 (a)(h)	2,062,055	2,048,136

Media – Diversified – 0.20%
ABG Intermediate Holdings 2, LLC,
Senior Secured First Lien Term Loan
4.00%, 09/27/2024 (a)(h)	3,000,000	2,980,620

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 3.57% – Continued

Media – Entertainment – 0.35%
Delta 2 (Lux) S.A.R.L.,
Senior Secured First Lien Term Loan
3.50% (1 Month LIBOR USD + 2.50%,
1.000% Floor), 02/01/2024 (a)	$1,625,890	$1,622,849
William Morris Endeavor Entertainment, LLC
Senior Secured First Lien Term Loan
2.96% (1 Month LIBOR USD + 2.75%),
05/16/2025 (a)	2,025,390	1,994,594
Senior Secured First Lien Term Loan
3.21% (1 Month LIBOR USD + 2.75%),
05/16/2025 (a)	1,726,328	1,700,079
		5,317,522

Technology – Software & Services – 1.46%
Almonde, Inc.,
Senior Secured First Lien Term Loan
4.50% (6 Month LIBOR USD + 3.50%,
1.000% Floor), 06/13/2024 (a)	4,808,542	4,754,999
Optiv Security, Inc.,
Senior Secured First Lien Term Loan
4.25% (1 Month LIBOR USD + 3.25%,
1.000% Floor), 02/01/2024 (a)	4,952,344	4,855,624
Project Alpha Intermediate Holding, Inc.,
Senior Secured First Lien Term Loan
4.30% (3 Month LIBOR USD + 4.00%),
04/26/2024 (a)	3,111,223	3,096,321
RealPage, Inc.,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 04/24/2028 (a)	890,331	881,427
TIBCO Software, Inc.
Senior Secured First Lien Term Loan
4.21% (1 Month LIBOR USD + 3.75%),
06/30/2026 (a)	3,691,870	3,678,026
Senior Secured Second Lien Term Loan
7.71% (1 Month LIBOR USD + 7.25%),
03/03/2028 (a)	3,140,000	3,139,356

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 3.57% – Continued

Technology – Software & Services – 1.46% – Continued
UKG, Inc.,
Senior Secured First Lien Term Loan
3.75% (1 Month LIBOR USD + 3.25%,
0.500% Floor), 05/04/2026 (a)	$1,678,824	$1,667,568
		22,073,321

Technology Hardware – 0.07%
Presidio Holdings, Inc.
Senior Secured First Lien Term Loan
3.80% (3 Month LIBOR USD + 3.50%),
01/22/2027 (a)	1,002,518	997,506
Senior Secured First Lien Term Loan
3.96% (1 Month LIBOR USD + 3.50%),
01/22/2027 (a)	49,804	49,555
		1,047,061

Transportation – 0.07%
Kenan Advantage Group, Inc.,
Senior Secured First Lien Term Loan
4.50% (1 Month LIBOR USD + 3.75%,
0.750% Floor), 03/24/2026 (a)	998,516	986,973
TOTAL BANK LOANS
(Cost $53,883,222)		53,927,086

CONVERTIBLE BONDS – 0.35%

Financials – Diversified – 0.35%
Blackstone Mortgage Trust, Inc.
4.75%, 03/15/2023	2,860,000	2,920,060
5.50%, 03/15/2027	2,450,000	2,419,375
		5,339,435
TOTAL CONVERTIBLE BONDS
(Cost $5,364,318)		5,339,435

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2022 (Unaudited)

		Fair
	Shares	Value

MONEY MARKET FUND – 2.43%
First American Government
Obligations Fund – Class X, 0.19% (e)	36,687,065	$36,687,065
TOTAL MONEY MARKET FUND
(Cost $36,687,065)		36,687,065
Total Investments (Cost $1,480,277,714) – 96.80%		1,462,491,636
Other Assets in Excess of Liabilities – 3.20%		48,409,981
TOTAL NET ASSETS – 100.00%		$1,510,901,617

Percentages are stated as a percent of net assets.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Variable rate securities. The coupon rate shown is the effective interest rate as of March 31, 2022.
(b)	U.S. traded security of a foreign issuer.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  As of March 31, 2022, the value of these investments was $1,003,995,601 or 66.45% of total net assets.

(d)	Step-up bond; pays one interest rate for a certain period and a different rate thereafter. The interest rates presented are the rates in effect as of March 31, 2022.
(e)	Rate shown is the 7-day annualized yield as of March 31, 2022.
(f)	All or a portion is posted as collateral for delayed settlement securities.
(g)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(h)	Final terms of the bank loan are not yet known, so reference index and/or spread information may not be presented.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc.  Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2022 (Unaudited)

	Shenkman	Shenkman
	Capital Floating	Capital Short
	Rate High	Duration High
	Income Fund	Income Fund
ASSETS:
Investments, at value (cost $335,237,624
and $1,480,277,714, respectively)	$332,296,590	$1,462,491,636
Cash	5,633,269	2,286,861
Receivables
Securities sold	3,356,113	2,886,861
Interest	1,044,814	23,582,371
Fund shares sold	865,767	64,018,724
Prepaid expenses	28,151	90,243
Total assets	343,224,704	1,555,356,696
LIABILITIES:
Payables
Securities purchased	24,358,082	40,707,768
Fund shares redeemed	154,494	1,187,942
Distributions payable	160,951	1,517,305
Administration and accounting expenses	78,536	160,031
Advisory fees (Note 4)	80,057	647,934
Audit	12,840	14,385
Transfer agent fees and expenses	16,905	26,989
Compliance fees	2,066	2,066
Printing and mailing	1,690	6,440
Legal	312	423
Shareholder servicing fees	1,043	61,874
12b-1 distribution fees	—	112,318
Custody fees	—	8,377
Trustee fees and expenses	4	1,227
Total liabilities	24,866,980	44,455,079
NET ASSETS	$318,357,724	$1,510,901,617
NET ASSETS CONSIST OF:
Capital stock	$335,675,937	$1,537,620,777
Total distributable deficit	(17,318,213)	(26,719,160)
Total net assets	$318,357,724	$1,510,901,617

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES – Continued
March 31, 2022 (Unaudited)

	Shenkman	Shenkman
	Capital Floating	Capital Short
	Rate High	Duration High
	Income Fund	Income Fund
NET ASSETS
Class A:
Net assets applicable to outstanding
Class A shares	—	$23,681,018
Shares issued and outstanding	—	2,395,295
Net asset value, redemption price per share	—	$9.89
Maximum offering price per share
(net asset value divided by 97.00%)	—	$10.20
Class C:
Net assets applicable to outstanding
Class C shares	—	$17,644,414
Shares issued and outstanding	—	1,790,109
Net asset value, offering price
and redemption price per share	—	$9.86
Class F:
Net assets applicable to outstanding
Class F shares	$13,464,603	$702,267,453
Shares issued and outstanding	1,439,358	71,200,366
Net asset value, offering price
and redemption price per share	$9.35	$9.86
Institutional Class:
Net assets applicable to outstanding
Institutional Class shares	$304,893,121	$767,308,732
Shares issued and outstanding	32,589,630	77,714,151
Net asset value, offering price
and redemption price per share	$9.36	$9.87

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FUNDS

STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2022 (Unaudited)

	Shenkman	Shenkman
	Capital Floating	Capital Short
	Rate High	Duration High
	Income Fund	Income Fund
INVESTMENT INCOME:
Interest income	$5,551,411	$24,143,335
Consent and term loan fee income	46,431	180,525
Total investment income	5,597,842	24,323,860
EXPENSES:
Investment advisory fees (Note 4)	729,148	3,763,915
Administration and accounting fees (Note 4)	237,056	478,296
Transfer agent fees and expenses (Note 4)	50,305	76,797
Federal and state registration fees	22,168	64,433
Audit fees	12,840	14,385
Reports to shareholders	8,252	18,291
Custody fees (Note 4)	8,214	38,692
Trustee fees and expenses	7,127	8,300
Chief Compliance Officer fees (Note 4)	6,233	6,233
Legal fees	3,936	3,882
Miscellaneous expenses	3,671	6,828
Insurance expense	2,926	8,867
Service fees – Class A (Note 6)	—	7,389
Service fees – Class C (Note 6)	—	4,554
Service fees – Class F (Note 6)	828	289,562
12b-1 distribution fees – Class A (Note 5)	—	28,583
12b-1 distribution fees – Class C (Note 5)	—	85,452
Total expenses before advisory fee waiver	1,092,704	4,904,459
Advisory fee waiver by Advisor (Note 4)	(304,397)	(40,656)
Net expenses	788,307	4,863,803
NET INVESTMENT INCOME	4,809,535	19,460,057
NET REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on investments	295,254	1,325,965
Change in unrealized appreciation/(depreciation)
on investments	(4,706,886)	(29,141,610)
Net realized and unrealized loss on investments	(4,411,632)	(27,815,645)
NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$397,903	$(8,355,588)

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2022	September 30,
	(Unaudited)	2021
OPERATIONS:
Net investment income	$4,809,535	$8,777,494
Net realized gain/(loss) on investments	295,254	(676,924)
Change in unrealized appreciation/
(depreciation) on investments	(4,706,886)	8,636,131
Net increase in net assets resulting from operations	397,903	16,736,701
DISTRIBUTIONS TO SHAREHOLDERS:
Class F	(181,786)	(305,824)
Institutional Class	(4,620,323)	(8,537,284)
Total distributions	(4,802,109)	(8,843,108)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class F	5,162,327	16,777,131
Institutional Class	45,893,763	97,444,647
Proceeds from shares issued to
holders in reinvestment of dividends:
Class F	181,786	305,824
Institutional Class	3,895,189	7,403,022
Cost of shares redeemed:
Class F	(2,021,273)	(9,203,131)
Institutional Class	(17,969,047)	(66,133,275)
Redemption fees retained:
Class F	168	252
Institutional Class	4,252	7,857
Net increase in net assets derived
from capital share transactions	35,147,165	46,602,327
TOTAL INCREASE IN NET ASSETS	30,742,959	54,495,920
NET ASSETS:
Beginning of period	287,614,765	233,118,845
End of period	$318,357,724	$287,614,765
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class F	549,857	1,777,917
Institutional Class	4,878,357	10,361,173
Shares issued to holders as reinvestment of dividends:
Class F	19,291	32,348
Institutional Class	413,141	785,217
Shares redeemed:
Class F	(215,547)	(970,192)
Institutional Class	(1,898,595)	(6,986,097)
Net increase in shares outstanding	3,746,504	5,000,366

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2022	September 30,
	(Unaudited)	2021
OPERATIONS:
Net investment income	$19,460,057	$30,629,674
Net realized gain on investments	1,325,965	5,585,814
Change in unrealized appreciation/
(depreciation) on investments	(29,141,610)	6,868,229
Net increase/(decrease) in net assets
resulting from operations	(8,355,588)	43,083,717
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(298,639)	(492,038)
Class C	(158,149)	(277,719)
Class F	(9,494,419)	(15,435,007)
Institutional Class	(9,686,368)	(14,387,556)
Total distributions	(19,637,575)	(30,592,320)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	7,322,653	11,536,752
Class C	3,074,170	5,517,391
Class F	205,939,677	385,267,370
Institutional Class	225,482,944	457,256,845
Proceeds from shares issued to
holders in reinvestment of dividends:
Class A	118,949	195,102
Class C	49,872	92,000
Class F	3,237,246	4,324,978
Institutional Class	8,113,744	11,844,812
Cost of shares redeemed:
Class A	(3,844,819)	(7,364,434)
Class C	(1,676,092)	(2,899,332)
Class F	(164,932,187)	(172,048,580)
Institutional Class	(73,391,581)	(127,355,051)
Redemption fees retained:
Class A	27	184
Class C	20	145
Class F	769	5,109
Institutional Class	745	4,744
Net increase in net assets derived
from capital share transactions	209,496,137	566,378,035
TOTAL INCREASE IN NET ASSETS	181,502,974	578,869,432
NET ASSETS:
Beginning of period	1,329,398,643	750,529,211
End of period	$1,510,901,617	$1,329,398,643

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	Six Months Ended
	March 31,	Year Ended
	2022	September 30,
	(Unaudited)	2021
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class A	729,355	1,145,662
Class C	308,437	549,390
Class F	20,676,082	38,311,511
Institutional Class	22,678,157	45,431,739
Shares issued to holders as
reinvestment of dividends:
Class A	11,918	19,389
Class C	5,012	9,169
Class F	325,366	430,561
Institutional Class	814,728	1,177,704
Shares redeemed:
Class A	(385,952)	(730,740)
Class C	(168,349)	(288,376)
Class F	(16,520,177)	(17,113,634)
Institutional Class	(7,394,483)	(12,636,025)
Net increase in shares outstanding	21,080,094	56,306,350

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class F

	Six Months
	Ended							March 1, 2017*
	March 31,							through
	2022		Year Ended September 30,					September 30,
	(Unaudited)		2021		2020	2019	2018	2017
PER SHARE DATA:
Net asset value,
beginning of period	$9.50		$9.22		$9.56	$9.80	$9.74	$9.82

Income from
investment operations:
Net investment income	0.16	(1)	0.30	(1)	0.41 (1)	0.50	0.44	0.22
Net realized and
unrealized gain/(loss)
on investments	(0.16)		0.29		(0.34)	(0.24)	0.05	(0.08)
Total from
investment operations	—		0.59		0.07	0.26	0.49	0.14

Less distributions:
From net
investment income	(0.15)		(0.31)		(0.42)	(0.50)	(0.43)	(0.22)
Total distributions	(0.15)		(0.31)		(0.42)	(0.50)	(0.43)	(0.22)
Redemption fees retained	0.00	(1)(2)	0.00	(1)(2)	0.01 (1)	—	—	—

Net asset value,
end of period	$9.35		$9.50		$9.22	$9.56	$9.80	$9.74

TOTAL RETURN	0.03	%†	6.44%		1.04%	2.69%	5.12%	1.46	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$13,465		$10,312		$2,265	$5,856	$5,119	$688
Ratio of expenses
to average net assets:
Before advisory fee waiver	0.77	%‡	0.82%		0.78%	0.77%	0.76%	0.81	%‡
After advisory fee waiver	0.56	%‡	0.60%		0.56%	0.57%	0.58%	0.64	%‡
Ratio of net investment
income to average net assets:
Before advisory fee waiver	3.08	%‡	2.92%		4.12%	4.93%	4.31%	3.81	%‡
After advisory fee waiver	3.29	%‡	3.14%		4.34%	5.13%	4.49%	3.98	%‡
Portfolio turnover rate	23	%†	59%		47%	28%	51%	74	%†

*	Commencement of operations.
†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended
	March 31,
	2022		Year Ended September 30,
	(Unaudited)		2021		2020		2019	2018	2017
PER SHARE DATA:
Net asset value,
beginning of period	$9.50		$9.22		$9.56		$9.80	$9.75	$9.69

Income from
investment operations:
Net investment income	0.16	(1)	0.31	(1)	0.40	(1)	0.51	0.44	0.39
Net realized and
unrealized gain/(loss)
on investments	(0.15)		0.28		(0.32)		(0.25)	0.04	0.06
Total from
investment operations	0.01		0.59		0.08		0.26	0.48	0.45

Less distributions:
From net
investment income	(0.15)		(0.31)		(0.42)		(0.50)	(0.43)	(0.39)
Total distributions	(0.15)		(0.31)		(0.42)		(0.50)	(0.43)	(0.39)
Redemption fees retained	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00 (2)	—	—

Net asset value,
end of period	$9.36		$9.50		$9.22		$9.56	$9.80	$9.75

TOTAL RETURN	0.15	%†	6.48%		0.94%		2.82%	5.04%^	4.73%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$304,893		$277,303		$230,854		$228,454	$287,237	$316,488
Ratio of expenses
to average net assets:
Before advisory fee waiver	0.75	%‡	0.76%		0.76%		0.74%	0.71%	0.70%
After advisory fee waiver	0.54	%‡	0.54%		0.54%		0.54%	0.54%	0.54%
Ratio of net investment
income to average net assets:
Before advisory fee waiver	3.09	%‡	3.05%		4.14%		4.97%	4.24%	3.90%
After advisory fee waiver	3.30	%‡	3.27%		4.36%		5.17%	4.41%	4.06%
Portfolio turnover rate	23	%†	59%		47%		28%	51%	74%

†	Not annualized.
‡	Annualized.
^	Performance presented includes a 9/30/2017 trade date adjustment to net asset value per share.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class A

	Six Months
	Ended
	March 31,
	2022		Year Ended September 30,
	(Unaudited)		2021		2020		2019	2018	2017
PER SHARE DATA:
Net asset value,
beginning of period	$10.09		$9.93		$10.06		$10.00	$10.07	$9.98

Income from
investment operations:
Net investment income	0.13	(1)	0.26	(1)	0.31	(1)	0.36	0.32	0.28
Net realized and
unrealized gain/(loss)
on investments	(0.20)		0.16		(0.13)		0.06	(0.07)	0.08
Total from
investment operations	(0.07)		0.42		0.18		0.42	0.25	0.36

Less distributions:
From net
investment income	(0.13)		(0.26)		(0.31)		(0.36)	(0.32)	(0.27)
Total distributions	(0.13)		(0.26)		(0.31)		(0.36)	(0.32)	(0.27)
Redemption fees retained	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00 (2)	0.00 (2)	0.00 (2)

Net asset value,
end of period	$9.89		$10.09		$9.93		$10.06	$10.00	$10.07

TOTAL RETURN	-0.72	%†	4.25%		1.86%		4.33%	2.56%	3.65%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$23,681		$20,580		$15,946		$13,407	$13,160	$12,341
Ratio of expenses
to average net assets:
Before advisory fee waiver	0.97	%‡	0.98%		1.02%		1.03%	1.01%	1.03%
After advisory fee waiver	0.96	%‡	0.96%		0.97%		0.96%	0.95%	0.95%
Ratio of net investment
income to average net assets:
Before advisory fee waiver	2.59	%‡	2.59%		3.06%		3.61%	3.25%	2.73%
After advisory fee waiver	2.60	%‡	2.61%		3.11%		3.68%	3.31%	2.81%
Portfolio turnover rate	24	%†	80%		100%		77%	61%	65%

†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class C
	Six Months
	Ended
	March 31,
	2022		Year Ended September 30,
	(Unaudited)		2021		2020		2019	2018	2017
PER SHARE DATA:
Net asset value,
beginning of period	$10.06		$9.90		$10.03		$9.97	$10.04	$9.94

Income from
investment operations:
Net investment income	0.09	(1)	0.19	(1)	0.23	(1)	0.29	0.25	0.21
Net realized and
unrealized gain/(loss)
on investments	(0.20)		0.15		(0.12)		0.06	(0.07)	0.09
Total from
investment operations	(0.11)		0.34		0.11		0.35	0.18	0.30

Less distributions:
From net
investment income	(0.09)		(0.18)		(0.24)		(0.29)	(0.25)	(0.20)
Total distributions	(0.09)		(0.18)		(0.24)		(0.29)	(0.25)	(0.20)
Redemption fees retained	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	—	0.00 (2)	—

Net asset value,
end of period	$9.86		$10.06		$9.90		$10.03	$9.97	$10.04

TOTAL RETURN	-1.09	%†	3.49%		1.10%		3.57%	1.80%	3.01%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$17,644		$16,546		$13,615		$11,406	$11,112	$11,538
Ratio of expenses
to average net assets:
Before advisory fee waiver	1.71	%‡	1.73%		1.77%		1.77%	1.76%	1.77%
After advisory fee waiver	1.70	%‡	1.71%		1.72%		1.70%	1.70%	1.68%
Ratio of net investment
income to average net assets:
Before advisory fee waiver	1.84	%‡	1.84%		2.32%		2.87%	2.46%	1.99%
After advisory fee waiver	1.85	%‡	1.86%		2.37%		2.94%	2.52%	2.08%
Portfolio turnover rate	24	%†	80%		100%		77%	61%	65%

†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Class F
	Six Months
	Ended
	March 31,
	2022		Year Ended September 30,
	(Unaudited)		2021		2020		2019	2018	2017
PER SHARE DATA:
Net asset value,
beginning of period	$10.06		$9.91		$10.04		$9.97	$10.04	$9.95

Income from
investment operations:
Net investment income	0.14	(1)	0.28	(1)	0.33	(1)	0.39	0.34	0.29
Net realized and
unrealized gain/(loss)
on investments	(0.20)		0.15		(0.13)		0.07	(0.07)	0.09
Total from
investment operations	(0.06)		0.43		0.20		0.46	0.27	0.38

Less distributions:
From net
investment income	(0.14)		(0.28)		(0.33)		(0.39)	(0.34)	(0.29)
Total distributions	(0.14)		(0.28)		(0.33)		(0.39)	(0.34)	(0.29)
Redemption fees retained	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00 (2)	0.00 (2)	0.00 (2)

Net asset value,
end of period	$9.86		$10.06		$9.91		$10.04	$9.97	$10.04

TOTAL RETURN	-0.71	%†	4.49%		2.09%		4.68%	2.81%	3.89%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$702,268		$671,520		$446,802		$289,716	$211,941	$139,324
Ratio of expenses
to average net assets:
Before advisory fee waiver	0.75	%‡	0.76%		0.79%		0.80%	0.79%	0.82%
After advisory fee waiver	0.74	%‡	0.74%		0.74%		0.73%	0.73%	0.74%
Ratio of net investment
income to average net assets:
Before advisory fee waiver	2.81	%‡	2.81%		3.29%		3.83%	3.48%	2.95%
After advisory fee waiver	2.82	%‡	2.83%		3.34%		3.90%	3.54%	3.03%
Portfolio turnover rate	24	%†	80%		100%		77%	61%	65%

†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Institutional Class
	Six Months
	Ended
	March 31,
	2022		Year Ended September 30,
	(Unaudited)		2021		2020		2019	2018	2017
PER SHARE DATA:
Net asset value,
beginning of period	$10.07		$9.92		$10.05		$9.98	$10.05	$9.96

Income from
investment operations:
Net investment income	0.14	(1)	0.29	(1)	0.34	(1)	0.40	0.36	0.30
Net realized and
unrealized gain/(loss)
on investments	(0.20)		0.15		(0.13)		0.06	(0.08)	0.09
Total from
investment operations	(0.06)		0.44		0.21		0.46	0.28	0.39

Less distributions:
From net
investment income	(0.14)		(0.29)		(0.34)		(0.39)	(0.35)	(0.30)
Total distributions	(0.14)		(0.29)		(0.34)		(0.39)	(0.35)	(0.30)
Redemption fees retained	0.00	(1)(2)	0.00	(1)(2)	0.00	(1)(2)	0.00 (2)	0.00 (2)	0.00 (2)

Net asset value,
end of period	$9.87		$10.07		$9.92		$10.05	$9.98	$10.05

TOTAL RETURN	-0.57	%†	4.47%		2.18%		4.77%	2.88%	3.97%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (thousands)	$767,309		$620,753		$274,166		$259,009	$342,454	$372,013
Ratio of expenses
to average net assets:
Before advisory fee waiver	0.66	%‡	0.67%		0.70%		0.72%	0.71%	0.73%
After advisory fee waiver	0.65	%‡	0.65%		0.65%		0.65%	0.65%	0.65%
Ratio of net investment
income to average net assets:
Before advisory fee waiver	2.89	%‡	2.89%		3.38%		3.91%	3.51%	3.04%
After advisory fee waiver	2.90	%‡	2.91%		3.43%		3.98%	3.57%	3.12%
Portfolio turnover rate	24	%†	80%		100%		77%	61%	65%

†	Not Annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The Shenkman Capital Short Duration High Income Fund (the “Short Duration High Income Fund”) and the Shenkman Capital Floating Rate High Income Fund (the “Floating Rate High Income Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

The Short Duration High Income Fund commenced operations on October 31, 2012. The Floating Rate High Income Fund commenced operations on October 15, 2014. The primary investment objective of the Funds is to seek a high level of current income.  The Short Duration High Income Fund currently offers Class A, Class C, Class F, and Institutional Class shares.  Class F shares became available for purchase on May 17, 2013, while Class C shares became available for purchase on January 28, 2014.

The Floating Rate High Income Fund currently offers Class F and Institutional Class shares. Institutional Class shares became available for purchase on October 15, 2014 and Class F shares became available for purchase on March 1, 2017.

Each class of shares differs principally in its respective distribution expenses, service fees and sales charges on Class A and contingent deferred sales charge (“CDSC”) for Class C.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2022 (Unaudited)

open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Securities Transactions, Income, and Distributions – Securities transactions are accounted for on the trade date.  Securities sold are determined on a specific identification process.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date.  Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Each Fund distributes substantially all of its net investment income, if any, monthly, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to that Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2022 (Unaudited)

Securities Purchased on a When-Issued Basis – The Funds may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in a Fund’s net asset value. During the period between purchase and settlement, no payment is made by the Funds and no interest accrues to the Funds. At the time of settlement, the market value of the security may be more or less than the purchase price.

Redemption Fees – The Funds charge a 1% redemption fee to shareholders who redeem shares held for 30 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  Redemption fees retained are disclosed in the statements of changes.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Bridge Loan Commitments – In connection with floating rate loan interests, the Funds may also enter into bridge loan commitments.  Bridge loan commitments may obligate the Funds to furnish temporary financing to a borrower until permanent financing can be arranged. At March 31, 2022, the Funds did not have any outstanding bridge loan commitments.

Unfunded Loan Commitments – Unfunded loan commitments are contractual obligations for funding to a borrower.  At March 31, 2022, the Floating Rate High Income Fund and the Short Duration High Income Fund had $395,307 and $0, respectively, in outstanding unfunded loan commitments.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of March 31, 2022, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2022 (Unaudited)

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans.  These securities will generally be classified in Level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2022 (Unaudited)

similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price.  These securities will generally be classified in Level 2 of the fair value hierarchy.

Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At March 31, 2022, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. All Rule 144A securities have been classified as liquid under the Funds’ liquidity risk management program.

Accounting Pronouncement – In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2022 (Unaudited)

interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Rule 18f-4 Accounting Pronouncement – In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  The Funds do not currently enter into derivatives transactions. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds.

Rule 2a-5 Accounting Pronouncement – In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2022 (Unaudited)

of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2022:

Floating Rate High Income Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan
Obligations	$—	$275,600,820	$—	$275,600,820
Corporate Bonds	—	33,506,564	—	33,506,564
Total Fixed Income	—	309,107,384	—	309,107,384
Equities
Electric Power
Generation	—	1,437	—	1,437
Information	83,948	—	—	83,948
Total Equities	83,948	1,437	—	85,385
Warrants	—	16,323	—	16,323
Money Market Fund	23,087,498	—	—	23,087,498
Total Investments	$23,171,446	$309,125,144	$—	$332,296,590

Short Duration High Income Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$1,366,538,050	$—	$1,366,538,050
Bank Loan
Obligations	—	53,927,086	—	53,927,086
Convertible Bonds	—	5,339,435	—	5,339,435
Total Fixed Income	—	1,425,804,571	—	1,425,804,571
Money Market Fund	36,687,065	—	—	36,687,065
Total Investments	$36,687,065	$1,425,804,571	$—	$1,462,491,636

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2022 (Unaudited)

Refer to the Funds’ schedules of investments for a detailed break-out of securities.

The following is a reconciliation of the Floating Rate High Income Fund’s Level 3 investments for which significant unobservable inputs were used in determining fair value.  The Short Duration High Income Fund did not hold Level 3 investments at March 31, 2022, and as such no reconciliation is presented.

Shenkman Capital Floating Rate High Income Fund

Level 3 Reconciliation Disclosure

Equities
Balance as of September 30, 2021	$1,048
Change in unrealized appreciation	389
Transfer out at March 31, 2022	(1,437)
Balance as of March 31, 2022	$—
Change in unrealized appreciation/(depreciation) during the
period for Level 3 investments held at March 31, 2022	$—

The Shenkman Capital Floating Rate High Income Fund did not hold any Level 3 investments at March 31, 2022.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, amid the spread of COVID-19 variants, and the long-term impact on economies, markets, industries and individual companies are not known. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of any future outbreaks and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Shenkman Capital Management, Inc. (the “Advisor”) pursuant to which the Advisor is responsible for providing investment management services to each Fund.  The Advisor furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly, based upon the average daily net assets of the Funds at the annual rates of:

Floating Rate High Income Fund	0.50%
Short Duration High Income Fund	0.55%

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NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2022 (Unaudited)

For the six months ended March 31, 2022, the Floating Rate High Income Fund and the Short Duration High Income Fund incurred $729,148 and $3,763,915, respectively, in advisory fees. Advisory fees payable to the Advisor at March 31, 2022 for the Floating Rate High Income Fund and the Short Duration High Income Fund were $80,057 and $647,934, respectively.  The amounts shown on the statements of assets and liabilities are net amounts due to the Advisor.

Each Fund is responsible for its own operating expenses, including Rule 12b-1 fees, shareholder servicing plan fees, custodian fees, taxes, transfer agency fees, interest and other customary Fund expenses.  However, the Advisor has contractually agreed to waive all or a portion of its management fees and pay Floating Rate High Income Fund and Short Duration High Income Fund expenses in order to limit each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to the following amounts of the average daily net assets:

Floating Rate High Income Fund:	0.54%
Short Duration High Income Fund:	0.65%

Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment  if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause a Fund to exceed the lesser of:  (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six months ended March 31, 2022, the Advisor reduced its fees in the amount of $304,397 for the Floating Rate High Income Fund and in the amount of $40,656 for the Short Duration High Income Fund.  No amounts were reimbursed to the Advisor for either Fund.  The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

	9/30/2022	9/30/2023	9/30/2024	3/31/2025	Total
Floating Rate High
Income Fund	$241,194	$499,945	$595,808	$304,397	$1,641,344
Short Duration
High Income Fund	163,221	318,992	167,019	40,656	689,888

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2022 (Unaudited)

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended March 31, 2022, are disclosed in the statements of operations.

Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC (“Foreside”).

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Short Duration High Income Fund adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Short Duration High Income Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Short Duration High Income Fund’s Class A shares and up to 1.00% of the average daily net assets of the Short Duration High Income Fund’s Class C shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended March 31, 2022, the Short Duration High Income Fund incurred distribution expenses on its Class A and Class C shares of $28,583 and $85,452, respectively.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Class A, Class C, and Class F shares. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2022 (Unaudited)

agreements with the Advisor for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of each Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended March 31, 2022, the Floating Rate High Income Fund’s Class F shares incurred $828 in shareholder servicing fees. For the six months ended March 31, 2022, the Class A, Class C and Class F shares of the Short Duration High Income Fund incurred $7,389, $4,554 and $289,562, respectively, in shareholder servicing fees.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2022, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Purchases	Sales
Floating Rate High Income Fund	$96,555,118	$64,717,717
Short Duration High Income Fund	495,592,733	318,889,042

The Funds had no purchases or sales of U.S. government obligations during the six months ended March 31, 2022. The Floating Rate High Income Fund and the Short Duration High Income Fund had $0 and $13,153,748, respectively, in Rule 17a-7 transactions during the six months ended March 31, 2022.

NOTE 8 – LINES OF CREDIT

The Floating Rate High Income Fund and the Short Duration High Income Fund have secured lines of credit in the amount of $40,000,000 and $120,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A.  The Floating Rate High Income Fund and the Short Duration High Income Fund did not draw upon their lines of credit during the six months ended March 31, 2022.  At March 31, 2022, neither of the Funds had any outstanding loan amounts.

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2022 (Unaudited)
NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2021, the most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Floating Rate	Short Duration
	High Income Fund	High Income Fund
Cost of investments(a)	$291,225,112	$1,304,684,359
Gross unrealized appreciation	3,208,847	12,782,026
Gross unrealized depreciation	(1,671,617)	(1,452,038)
Net unrealized appreciation(a)	1,537,230	11,329,988
Undistributed ordinary income	147,737	1,650,271
Total distributable earnings	147,737	1,650,271
Other accumulated losses	(14,598,974)	(11,706,256)
Total accumulated earnings/(losses)	$(12,914,007)	$1,274,003

(a)	Any differences between book basis and tax basis net unrealized appreciation and cost are attributable primarily to the tax deferral of losses on wash sales and partnership adjustments.

At September 30, 2021, the Funds had tax basis capital losses to offset future gains as follows:

	Capital Loss Carryover
	Long-Term	Short-Term	Total	Expiration Date
Floating Rate
High Income
Fund	$12,772,171	$1,705,005	$14,477,176	No Expiration
Short Duration
High Income
Fund	2,354,849	7,804,897	10,159,746	No Expiration

The tax character of distributions paid during the six months ended March 31, 2022 and the year ended September 30, 2021 was as follows:

Floating Rate High Income Fund
	Six Months Ended	Year Ended
	March 31, 2022	September 30, 2021
Ordinary income	$4,802,109	$8,843,108
Total distributions paid	$4,802,109	$8,843,108

Short Duration High Income Fund
	Six Months Ended	Year Ended
	March 31, 2022	September 30, 2021
Ordinary income	$19,637,575	$30,592,320
Total distributions paid	$19,637,575	$30,592,320

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2022 (Unaudited)

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended September 30, 2021.

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2022, each Fund’s percentage of control ownership positions greater than 25% are as follows:

		Percent of
Fund	Shareholder	Shares Held
Floating Rate High
Income Fund	National Financial Services, LLC	39.26%
Short Duration High
Income Fund	Merrill Lynch Pierce Fenner & Smith	30.21%

NOTE 11 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risk of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks. The following risks apply to both Funds.

Bank Loan Risk. A Fund’s investments in assignments of secured and unsecured bank loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, a Fund will depend primarily upon the creditworthiness of the borrower, whose financial condition may be troubled or highly leveraged, for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, such Fund’s share price could be adversely affected. A Fund may invest in loans that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loans of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which a Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund. A Fund, as a participant in a loan, has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default. Transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale (i.e., more than seven days after the sale). As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2022 (Unaudited)

the loans. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

LIBOR Risk. The Funds invest in certain debt securities, derivatives or other financial instruments that utilize the London Inter-bank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for variable interest rate calculations. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include enhanced provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, decreased values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting a Fund’s performance or net asset value. Uncertainty and volatility arising from the transition may result in a reduction in the value of certain LIBOR-based instruments held by a Fund or reduce the effectiveness of related transactions. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund and may adversely affect a Fund’s performance or net asset value.

Credit Risk. A company may not be able to repay its debt. The Funds invest primarily in “high yield” securities and loans (i.e., rated below Baa3 or BBB- by one or more nationally recognized statistical rating organizations or are unrated but are of comparable credit quality to obligations rated below investment-grade). High yield securities and loans have greater credit risk than more highly rated debt obligations and have a greater possibility that an adverse change in the financial condition of the issuer or the economy may impair the ability of the issuer to make payments of principal and interest. Bankruptcy and similar laws applicable to issuers of the high yield securities and loans may also limit the amount of a Fund’s recovery if the issuer becomes insolvent. High yield securities and loans have historically experienced greater default rates than has been the case for investment-grade securities.

High Yield Risk. Bonds and loans rated below BBB by S&P or Baa by Moody’s (commonly referred to as “junk bonds or loans”) typically carry higher coupon rates than investment grade bonds, but also are described as

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2022 (Unaudited)

speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans. Lower-rated bonds and loans also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality instruments, which may limit a Fund’s ability to sell such instruments at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower-rated instruments may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

Interest Rate Risk. Each Fund’s investments in fixed-income instruments will change in value based on changes in interest rates. When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a portfolio investment in fixed-rate obligations can be expected to decline. Although the value of each Fund’s investments will vary, the fluctuations in value of a Fund’s investments in floating rate instruments should be minimized as a result of changes in market interest rates. However, because floating rates on loans and other instruments only reset periodically, changes in prevailing interest rates can still be expected to cause some fluctuation in the value of a Fund. Similarly, it is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, which could cause a decline in the value of a Fund’s portfolio. Other economic factors (such as large downward movement in stock prices, a disparity in supply and demand of certain securities or market conditions that reduce liquidity) can also adversely impact the markets for loans and other debt obligations. Rating downgrades of holdings or their issuers will generally reduce the value of such holdings. Consequently, changes in the values of a Fund’s portfolio likely will cause fluctuation in the value of each partner’s capital account.

Investment Risk. Neither Fund is a complete investment program and you may lose money by investing in the Funds. Each Fund invests primarily in debt obligations issued by non-investment grade companies that may have significant risks as a result of business, financial, market or legal uncertainties. There can be no assurance that the Advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of, and return on, a Fund’s investments. Prices of the investments held by the Funds may be volatile, and a variety of other factors that are

SHENKMAN CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2022 (Unaudited)

inherently difficult to predict, such as domestic or international economic and political developments, may significantly affect the results of a Fund’s activities and the value of its investments.

Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Funds at quoted market prices. The Funds’ investments may at any time consist of significant amounts of securities that are thinly traded or for which no market exists. For example, the investments held by a Fund may not be liquid in all circumstances so that, in volatile markets, the Advisor may not be able to close out a position without incurring a loss. The foregoing risks may be accentuated when the Funds are required to liquidate positions to meet withdrawal requests. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Funds need to liquidate such loans. High yield bonds and loans generally trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which could have a negative impact on a Fund’s performance.

Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Funds’ performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Funds’ investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Funds to sell these bonds.

NOTE 12 – TRUSTEES

Gail Duree retired as an Independent Trustee effective December 31, 2021.

SHENKMAN CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited)

At meetings held on October 18 and December 7-8, 2021, the Board (which is comprised of four persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Shenkman Capital Management, Inc. (the “Advisor”) on behalf of the Shenkman Capital Short Duration High Income Fund (the “Short Duration Fund”) and the Shenkman Capital Floating Rate High Income Fund (the “Floating Rate Fund”) (each, a “Fund,” and together, the “Funds”).  At both meetings, the Board received and reviewed substantial information regarding the Funds, the Advisor, and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process. Additionally, the Board considered how the Advisor’s business continuity plan has operated throughout the COVID-19 pandemic. The Board further considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor via videoconference to discuss the Funds’ performance and investment outlook as well as various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

SHENKMAN CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
(Unaudited)

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the performance of each Fund as of June 30, 2021 on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Advisor’s similarly managed accounts.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Short Duration Fund: The Board noted that the Fund underperformed each of the Morningstar peer group and Cohort average for the one-, three-, and five-year periods ended June 30, 2021. The Board reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had underperformed its primary and secondary benchmark over the one-, three-, and five-year periods ended June 30, 2021.

Floating Rate Fund: The Board noted that the Fund underperformed each of the Morningstar peer group and Cohort average for the one-year period and outperformed for the three- and five-year periods ended June 30, 2021. The Board also reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had underperformed its primary and secondary benchmark over the one-, three- and five-year periods ended June 30, 2021.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering each Fund’s advisory fee and total fees and expenses, the Board reviewed comparisons to the

SHENKMAN CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
(Unaudited)

Morningstar peer funds, the Cohort, and the Advisor’s similarly managed separate accounts for other types of clients, as well as all expense waivers and reimbursements.  When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Short Duration Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 0.65% (the “Expense Cap”), excluding certain operating expenses and class-level expenses.  The Board noted that the Fund’s contractual management fee was in line with the average and median of the Morningstar peer group and the total net expense ratio was below the peer group median and average.  Additionally, the Board noted that compared to the Cohort the contractual management fee and total net expense ratio were both above the median and average.  The Board also took into consideration the services the Advisor provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were generally within the range of the fees charged to the Advisor’s similarly managed account clients and that to the extent fees charged to the Fund were higher than for similarly managed accounts, it was largely a reflection of the nature of the client and services provided.

Floating Rate Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 0.55% (the “Expense Cap”).  The Board noted that both the Fund’s total net expense ratio and contractual management fee were below the Morningstar peer group and Cohort median and average.  The Board also took into consideration the services the Advisor provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were generally within the range of the fees charged to the Advisor’s similarly managed account clients and that to the extent fees charged to the Fund were higher than for similarly managed accounts, it was largely a reflection of the nature of the client and services provided.

The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Advisor were fair and reasonable.

SHENKMAN CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
(Unaudited)

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional material benefits derived by the Advisor from its relationship with the Funds, such as Rule 12b-1 fees and shareholder servicing plan fees received from the Class A and Class C shares of the Short Duration Fund.  The Board also considered that the Funds do not generate “soft dollar” benefits that may be used by the Advisor in exchange for Fund brokerage.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Short Duration Fund and the Floating Rate Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including the advisory fees, was fair and reasonable to the Funds.  The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Short Duration Fund and the Floating Rate Fund would be in the best interest of each Fund and its shareholders.

SHENKMAN CAPITAL FUNDS

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)

Each Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Advisor to serve as the administrator of the program. The Advisor’s committee conducts the day-to-day operation of the programs pursuant to policies and procedures administered by the committee.

Under the program, the Advisor’s committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period July 1, 2020 through June 30, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

SHENKMAN CAPITAL FUNDS

NOTICE TO SHAREHOLDERS
March 31, 2022 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-SHENKMAN (1-855-743-6562) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-SHENKMAN (1-855-743-6562). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov.  Information included in the Funds’ Form N-PORT is also available, upon request, by calling 1-855-SHENKMAN (1-855-743-6562).

Householding

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 1-855-SHENKMAN (1-855-743-6562) to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

SHENKMAN CAPITAL FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Advisor
Shenkman Capital Management, Inc.
461 Fifth Avenue, 22nd Floor
New York, NY  10017

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202
(855) 743-6562

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

SJ-SEMI

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date   6/6/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date   6/6/2022

By (Signature and Title)*    /s/ Cheryl L. King
   Cheryl L. King, Vice President/Treasurer/Principal Financial Officer

Date   6/3/2022

* Print the name and title of each signing officer under his or her signature.